United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2020

Date of reporting period: September 30, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 95.97%
Investment Companies - 2.77%
American Beacon U.S. Government Money Market Select Fund, 0.01%A B C	36,092,012	$36,092,012

	Principal Amount
U.S. Treasury Obligations - 93.20%
U.S. Treasury Bills,
0.119%, Due 10/1/2020	$50,000,000	50,000,000
0.081%, Due 11/5/2020	50,000,000	49,995,746
0.169%, Due 11/12/2020A	86,000,000	85,990,844
0.159%, Due 11/19/2020A	93,000,000	92,988,607
0.107%, Due 11/27/2020	50,000,000	49,992,479
0.157%, Due 12/3/2020	50,000,000	49,991,688
0.183%, Due 12/10/2020	50,000,000	49,990,764
0.093%, Due 1/14/2021	50,000,000	49,986,550
0.129%, Due 1/21/2021	50,000,000	49,984,056
0.119%, Due 1/28/2021A	110,000,000	109,963,184
0.113%, Due 2/4/2021A	165,000,000	164,940,806
0.116%, Due 2/11/2021A	85,000,000	84,967,027
0.102%, Due 2/18/2021	50,000,000	49,980,556
0.089%, Due 2/25/2021	50,000,000	49,979,328
0.114%, Due 3/4/2021A	85,000,000	84,963,639
0.126%, Due 3/11/2021	50,000,000	49,977,080
0.103%, Due 3/18/2021A	90,000,000	89,955,900

		1,213,648,254

Total Short-Term Investments (Cost $1,249,689,890)		1,249,740,266

TOTAL INVESTMENTS - 95.97% (Cost $1,249,689,890)		1,249,740,266
OTHER ASSETS, NET OF LIABILITIES - 4.03%		52,420,468

TOTAL NET ASSETS - 100.00%		$1,302,160,734

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B 7-day yield.
C The Fund is affiliated by having the same investment advisor.
D Fair valued pursuant to procedures approved by the Board of Trustees.

Long Futures Contracts Open on September 30, 2020:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	315	December 2020	$7,973,882	$8,019,900	$46,018
Coffee FuturesA	55	December 2020	2,727,956	2,288,344	(439,612)
Copper FuturesA	352	December 2020	26,390,043	26,686,000	295,957
Corn FuturesA	231	December 2020	4,279,119	4,377,450	98,331
Gasoline RBOB FuturesA	50	October 2020	2,524,129	2,481,360	(42,769)
Gold 100oz FuturesA	173	December 2020	34,118,423	32,792,150	(1,326,273)
Henry Hub Natural Gas FuturesA D	304	March 2021	2,019,924	2,123,440	103,516
Henry Hub Natural Gas FuturesA D	304	April 2021	2,020,774	2,088,480	67,706

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Henry Hub Natural Gas FuturesA D	304	May 2021	$2,019,924	$2,108,240	$88,316
Henry Hub Natural Gas FuturesA D	304	June 2021	2,019,924	2,134,840	114,916
Henry Hub Natural Gas FuturesA D	304	July 2021	2,019,924	2,140,160	120,236
Henry Hub Natural Gas FuturesA D	304	August 2021	2,019,924	2,130,280	110,356
Henry Hub Natural Gas FuturesA D	304	September 2021	2,019,924	2,153,080	133,156
Henry Hub Natural Gas FuturesA D	248	October 2021	1,844,870	1,791,180	(53,690)
Henry Hub Natural Gas FuturesA D	248	November 2021	1,844,870	1,875,500	30,630
Henry Hub Natural Gas FuturesA D	248	December 2021	1,844,870	1,939,360	94,490
Henry Hub Natural Gas FuturesA D	248	January 2022	1,844,870	1,909,600	64,730
Henry Hub Natural Gas FuturesA D	248	February 2022	1,844,870	1,798,000	(46,870)
LME Copper FuturesA	187	October 2020	29,899,829	31,210,300	1,310,471
LME Copper FuturesA	47	November 2020	7,744,791	7,843,712	98,921
LME Copper FuturesA	21	December 2020	3,560,648	3,504,244	(56,404)
LME Lead FuturesA	39	October 2020	1,861,573	1,762,313	(99,260)
LME Lead FuturesA	62	November 2020	3,056,858	2,813,250	(243,608)
LME Nickel FuturesA	59	October 2020	4,949,850	5,128,398	178,548
LME Nickel FuturesA	63	November 2020	5,529,835	5,481,472	(48,363)
LME Primary Aluminum FuturesA	222	October 2020	9,823,143	9,655,612	(167,531)
LME Primary Aluminum FuturesA	77	November 2020	3,480,678	3,373,081	(107,597)
LME Zinc FuturesA	193	October 2020	10,977,727	11,536,575	558,848
LME Zinc FuturesA	200	November 2020	12,271,283	11,985,000	(286,283)
LME Zinc FuturesA	47	December 2020	2,961,408	2,822,644	(138,764)
Silver FuturesA	94	December 2020	12,953,232	11,042,180	(1,911,052)
Soybean FuturesA	633	November 2020	29,816,244	32,393,775	2,577,531
Sugar #11 World FuturesA	378	February 2021	5,692,232	5,719,594	27,362

			$245,957,551	$247,109,514	$1,151,963

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	1,247	December 2020	$91,068,281	$89,322,610	$(1,745,671)
British Pound Currency Futures	348	December 2020	28,923,763	28,066,201	(857,562)
Canadian Dollar Currency Futures	976	December 2020	74,832,050	73,326,880	(1,505,170)
Euro Currency Futures	871	December 2020	129,312,640	127,770,256	(1,542,384)
Japanese Yen Currency Futures	1,227	December 2020	146,025,392	145,514,531	(510,861)
Mexican Peso Futures	772	December 2020	18,004,524	17,312,100	(692,424)
New Zealand Dollar Currency Futures	328	December 2020	22,076,702	21,690,640	(386,062)
Swiss Franc Currency Futures	146	December 2020	20,104,594	19,850,525	(254,069)

			$530,347,946	$522,853,743	$(7,494,203)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures	374	December 2020	$11,689,372	$11,249,473	$(439,899)
KOSPI 200 Index Futures	569	December 2020	38,223,809	37,700,203	(523,606)
Mini MSCI EAFE Index Futures	5	December 2020	477,507	463,300	(14,207)
Mini MSCI Emerging Markets Index Futures	394	December 2020	21,854,194	21,443,450	(410,744)
MSCI Taiwan Stock Index Futures	168	October 2020	8,100,699	8,282,400	181,701
NASDAQ 100 E-Mini Futures	105	December 2020	23,687,186	23,955,225	268,039
Nikkei 225 (SGX) Futures	292	December 2020	31,788,502	32,123,738	335,236
OMXS30 Index Futures	862	October 2020	17,566,766	17,625,769	59,003
Russell 2000 E-Mini Index Futures	138	December 2020	10,596,268	10,380,360	(215,908)
S&P 500 E-Mini Index Futures	275	December 2020	46,360,108	46,090,000	(270,108)
S&P/TSX 60 Index Futures	24	December 2020	3,497,126	3,466,036	(31,090)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures	197	December 2020	$29,998,775	$30,363,012	$364,237

			$243,840,312	$243,142,966	$(697,346)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	2,124	December 2021	$625,940,907	$625,932,794	$(8,113)
3-Month Euro Euribor Futures	1,891	September 2022	557,167,866	557,157,864	(10,002)
3-Month Euro Euribor Futures	1,294	June 2023	381,115,788	381,108,083	(7,705)
90-Day Eurodollar Futures	2,116	December 2021	527,874,692	527,889,100	14,408
90-Day Eurodollar Futures	1,489	September 2022	371,433,164	371,356,600	(76,564)
90-Day Eurodollar Futures	1,108	June 2023	276,199,186	276,141,300	(57,886)
90-Day Sterling Futures	2,847	December 2021	459,313,032	459,340,790	27,758
90-Day Sterling Futures	3,011	September 2022	485,723,959	485,679,471	(44,488)
Australian 10-Year Bond Futures	974	December 2020	103,494,260	104,220,507	726,247
Euro-Bobl Futures	1,098	December 2020	174,026,118	174,011,080	(15,038)
Euro-Bund Futures	715	December 2020	145,986,194	146,300,393	314,199
Euro-Buxl Futures	91	December 2020	23,539,468	23,758,381	218,913
Euro-Schatz Futures	482	December 2020	63,464,962	63,457,413	(7,549)
Japanese 10-Year Government Bond Futures	17	December 2020	24,483,846	24,518,750	34,904
Long GILT Futures	389	December 2020	68,394,841	68,319,850	(74,991)
U.S. Long Bond Futures	253	December 2020	44,741,138	44,599,156	(141,982)
U.S. Treasury 10-Year Note Futures	1,712	December 2020	238,525,497	238,877,500	352,003
U.S. Treasury 2-Year Note Futures	818	December 2020	180,647,919	180,746,047	98,128
U.S. Treasury 5-Year Note Futures	1,357	December 2020	170,822,357	171,024,406	202,049
U.S. Ultra Bond Futures	94	December 2020	20,885,497	20,850,375	(35,122)

			$4,943,780,691	$4,945,289,860	$1,509,169

Short Futures Contracts Open on September 30, 2020:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Aluminum FuturesA	138	December 2020	$(5,998,409)	$(6,086,662)	$(88,253)
Brent Crude FuturesA	412	October 2020	(17,708,562)	(17,427,600)	280,962
KC Hard Red Winter Wheat FuturesA	39	December 2020	(875,930)	(994,012)	(118,082)
LME Copper FuturesA	75	October 2020	(12,108,350)	(12,517,500)	(409,150)
LME Lead FuturesA	39	October 2020	(1,872,126)	(1,762,313)	109,813
LME Lead FuturesA	62	November 2020	(2,910,305)	(2,813,250)	97,055
LME Lead FuturesA	60	December 2020	(2,757,972)	(2,733,375)	24,597
LME Nickel FuturesA	34	October 2020	(2,926,551)	(2,955,348)	(28,797)
LME Primary Aluminum FuturesA	222	October 2020	(9,106,193)	(9,655,613)	(549,420)
LME Primary Aluminum FuturesA	77	November 2020	(3,358,324)	(3,373,082)	(14,758)
LME Zinc FuturesA	193	October 2020	(10,665,358)	(11,536,575)	(871,217)
LME Zinc FuturesA	60	November 2020	(3,574,034)	(3,595,500)	(21,466)
Low Sulphur Gasoil FuturesA	389	November 2020	(12,727,579)	(12,982,875)	(255,296)
Natural Gas FuturesA	709	October 2020	(18,496,261)	(17,916,430)	579,831
NY Harbor ULSD FuturesA	238	October 2020	(11,221,639)	(11,517,391)	(295,752)
WTI Crude FuturesA	388	October 2020	(14,942,159)	(15,605,360)	(663,201)

			$(131,249,752)	$(133,472,886)	$(2,223,134)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures	847	December 2020	$(78,529,966)	$(79,556,168)	$(1,026,202)

			$(78,529,966)	$(79,556,168)	$(1,026,202)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	32	October 2020	$(4,130,800)	$(4,108,864)	$21,936
CAC 40 Index Futures	198	October 2020	(11,113,324)	(11,145,284)	(31,960)
DAX Index Futures	17	December 2020	(6,375,096)	(6,367,663)	7,433
Euro Stoxx 50 Index Futures	485	December 2020	(17,895,397)	(18,162,302)	(266,905)
FTSE 100 Index Futures	334	December 2020	(25,996,343)	(25,175,501)	820,842
FTSE/MIB Index Futures	95	December 2020	(10,927,143)	(10,561,867)	365,276
Hang Seng China Enterprises Index Futures	353	October 2020	(21,288,489)	(21,362,056)	(73,567)
Hang Seng Index Futures	207	October 2020	(31,228,512)	(31,290,185)	(61,673)
SPI 200 Futures	267	December 2020	(28,055,895)	(27,739,172)	316,723

			$(157,010,999)	$(155,912,894)	$1,098,105

Forward Foreign Currency Contracts Open on September 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	20,325	USD	20,226	10/7/2020	DUB	$99	$—	$99
INR	33,878	USD	33,465	10/7/2020	DUB	413	—	413
TWD	86,320	USD	85,849	10/7/2020	DUB	471	—	471
TWD	86,320	USD	86,133	10/7/2020	DUB	187	—	187
INR	101,635	USD	101,607	10/7/2020	DUB	28	—	28
PHP	103,129	USD	102,713	10/7/2020	DUB	416	—	416
INR	135,513	USD	134,080	10/7/2020	DUB	1,433	—	1,433
INR	169,391	USD	169,729	10/7/2020	DUB	—	(338)	(338)
INR	169,391	USD	170,328	10/7/2020	DUB	—	(937)	(937)
INR	169,391	USD	169,352	10/7/2020	DUB	39	—	39
TWD	172,640	USD	171,721	10/7/2020	DUB	919	—	919
TWD	172,640	USD	172,313	10/7/2020	DUB	327	—	327
INR	332,385	USD	332,575	10/7/2020	DUB	—	(190)	(190)
INR	338,782	USD	340,981	10/7/2020	DUB	—	(2,199)	(2,199)
TWD	345,280	USD	344,542	10/7/2020	DUB	738	—	738
INR	372,660	USD	374,905	10/7/2020	DUB	—	(2,245)	(2,245)
INR	372,660	USD	373,661	10/7/2020	DUB	—	(1,001)	(1,001)
INR	406,539	USD	407,648	10/7/2020	DUB	—	(1,109)	(1,109)
INR	406,539	USD	407,931	10/7/2020	DUB	—	(1,392)	(1,392)
INR	440,417	USD	435,721	10/7/2020	DUB	4,696	—	4,696
INR	575,930	USD	579,817	10/7/2020	DUB	—	(3,887)	(3,887)
INR	575,930	USD	574,550	10/7/2020	DUB	1,380	—	1,380
PHP	598,451	USD	595,832	10/7/2020	DUB	2,619	—	2,619
KRW	598,544	USD	590,665	10/7/2020	DUB	7,879	—	7,879
KRW	598,544	USD	590,607	10/7/2020	DUB	7,937	—	7,937
INR	609,808	USD	612,820	10/7/2020	DUB	—	(3,012)	(3,012)
INR	643,686	USD	647,721	10/7/2020	DUB	—	(4,035)	(4,035)
INR	779,199	USD	779,323	10/7/2020	DUB	—	(124)	(124)
INR	839,735	USD	839,862	10/7/2020	DUB	—	(127)	(127)
TWD	863,201	USD	860,580	10/7/2020	DUB	2,621	—	2,621
TWD	863,201	USD	859,982	10/7/2020	DUB	3,219	—	3,219
INR	914,712	USD	904,947	10/7/2020	DUB	9,765	—	9,765

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	948,590	USD	937,057	10/7/2020	DUB	$11,533	$—	$11,533
TWD	949,521	USD	946,292	10/7/2020	DUB	3,229	—	3,229
TWD	949,521	USD	946,195	10/7/2020	DUB	3,326	—	3,326
INR	1,016,346	USD	1,016,715	10/7/2020	DUB	—	(369)	(369)
INR	1,050,224	USD	1,038,037	10/7/2020	DUB	12,187	—	12,187
INR	1,050,224	USD	1,055,491	10/7/2020	DUB	—	(5,267)	(5,267)
INR	1,084,103	USD	1,072,815	10/7/2020	DUB	11,288	—	11,288
TWD	1,208,481	USD	1,205,110	10/7/2020	DUB	3,371	—	3,371
INR	1,287,372	USD	1,292,260	10/7/2020	DUB	—	(4,888)	(4,888)
TWD	1,294,801	USD	1,290,705	10/7/2020	DUB	4,096	—	4,096
INR	1,321,250	USD	1,307,303	10/7/2020	DUB	13,947	—	13,947
INR	1,355,128	USD	1,338,455	10/7/2020	DUB	16,673	—	16,673
INR	1,422,885	USD	1,422,828	10/7/2020	DUB	57	—	57
INR	1,422,885	USD	1,423,114	10/7/2020	DUB	—	(229)	(229)
INR	1,445,470	USD	1,439,399	10/7/2020	DUB	6,071	—	6,071
TWD	1,467,441	USD	1,462,290	10/7/2020	DUB	5,151	—	5,151
INR	1,599,496	USD	1,599,469	10/7/2020	DUB	27	—	27
INR	1,626,154	USD	1,636,896	10/7/2020	DUB	—	(10,742)	(10,742)
INR	1,806,838	USD	1,799,103	10/7/2020	DUB	7,735	—	7,735
INR	1,964,936	USD	1,963,739	10/7/2020	DUB	1,197	—	1,197
INR	2,066,571	USD	2,067,825	10/7/2020	DUB	—	(1,254)	(1,254)
INR	2,134,327	USD	2,140,382	10/7/2020	DUB	—	(6,055)	(6,055)
INR	2,242,359	USD	2,243,952	10/7/2020	DUB	—	(1,593)	(1,593)
INR	2,676,378	USD	2,662,048	10/7/2020	DUB	14,330	—	14,330
INR	2,778,013	USD	2,801,706	10/7/2020	DUB	—	(23,693)	(23,693)
INR	2,913,526	USD	2,926,556	10/7/2020	DUB	—	(13,030)	(13,030)
INR	12,602,693	USD	12,680,492	10/7/2020	DUB	—	(77,799)	(77,799)
KRW	21,034,553	USD	20,732,550	10/7/2020	DUB	302,003	—	302,003
PHP	32,485,709	USD	32,336,878	10/7/2020	DUB	148,831	—	148,831
USD	30,660,873	INR	30,580,994	10/7/2020	DUB	79,879	—	79,879
USD	25,648,656	INR	25,622,953	10/7/2020	DUB	25,703	—	25,703
USD	22,366,168	KRW	22,231,641	10/7/2020	DUB	134,527	—	134,527
USD	16,863,500	PHP	16,863,550	10/7/2020	DUB	—	(50)	(50)
USD	14,385,456	PHP	14,384,608	10/7/2020	DUB	848	—	848
USD	8,363,202	TWD	8,459,365	10/7/2020	DUB	—	(96,163)	(96,163)
USD	463,040	PHP	464,082	10/7/2020	DUB	—	(1,042)	(1,042)
USD	334,080	PHP	335,170	10/7/2020	DUB	—	(1,090)	(1,090)
USD	205,178	PHP	206,258	10/7/2020	DUB	—	(1,080)	(1,080)
USD	205,812	PHP	206,258	10/7/2020	DUB	—	(446)	(446)
USD	153,909	PHP	154,694	10/7/2020	DUB	—	(785)	(785)
USD	154,023	PHP	154,694	10/7/2020	DUB	—	(671)	(671)
USD	103,048	PHP	103,129	10/7/2020	DUB	—	(81)	(81)
USD	103,008	PHP	103,129	10/7/2020	DUB	—	(121)	(121)
USD	51,374	PHP	51,565	10/7/2020	DUB	—	(191)	(191)
USD	51,296	PHP	51,565	10/7/2020	DUB	—	(269)	(269)
USD	51,291	PHP	51,565	10/7/2020	DUB	—	(274)	(274)
USD	51,317	PHP	51,565	10/7/2020	DUB	—	(248)	(248)
USD	25,700	PHP	25,782	10/7/2020	DUB	—	(82)	(82)
USD	10,770,032	KRW	10,936,459	10/15/2020	DUB	—	(166,427)	(166,427)
INR	33,849	USD	33,926	10/16/2020	DUB	—	(77)	(77)
KRW	85,505	USD	84,816	10/16/2020	DUB	689	—	689
INR	135,395	USD	135,823	10/16/2020	DUB	—	(428)	(428)
TWD	172,641	USD	172,592	10/16/2020	DUB	49	—	49
INR	203,093	USD	203,772	10/16/2020	DUB	—	(679)	(679)
INR	203,093	USD	203,541	10/16/2020	DUB	—	(448)	(448)
INR	270,791	USD	271,401	10/16/2020	DUB	—	(610)	(610)
KRW	342,019	USD	338,897	10/16/2020	DUB	3,122	—	3,122
TWD	431,603	USD	432,601	10/16/2020	DUB	—	(998)	(998)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	440,035	USD	440,965	10/16/2020	DUB	$—	$(930)	$(930)
INR	1,150,860	USD	1,152,991	10/16/2020	DUB	—	(2,131)	(2,131)
KRW	1,539,085	USD	1,528,728	10/16/2020	DUB	10,357	—	10,357
KRW	25,223,889	USD	25,035,326	10/16/2020	DUB	188,563	—	188,563
INR	26,503,623	USD	26,567,229	10/16/2020	DUB	—	(63,606)	(63,606)
USD	27,189,015	KRW	27,190,497	10/16/2020	DUB	—	(1,482)	(1,482)
USD	608,985	INR	609,279	10/16/2020	DUB	—	(294)	(294)
USD	600,240	TWD	604,244	10/16/2020	DUB	—	(4,004)	(4,004)
USD	574,620	INR	575,430	10/16/2020	DUB	—	(810)	(810)
USD	439,888	INR	440,035	10/16/2020	DUB	—	(147)	(147)
KRW	85,506	USD	85,938	10/28/2020	DUB	—	(432)	(432)
KRW	85,506	USD	85,885	10/28/2020	DUB	—	(379)	(379)
KRW	85,506	USD	85,923	10/28/2020	DUB	—	(417)	(417)
KRW	171,012	USD	172,012	10/28/2020	DUB	—	(1,000)	(1,000)
KRW	171,012	USD	172,251	10/28/2020	DUB	—	(1,239)	(1,239)
KRW	171,012	USD	171,823	10/28/2020	DUB	—	(811)	(811)
KRW	171,012	USD	171,792	10/28/2020	DUB	—	(780)	(780)
KRW	171,012	USD	171,800	10/28/2020	DUB	—	(788)	(788)
KRW	205,214	USD	203,990	10/28/2020	DUB	1,224	—	1,224
PHP	206,124	USD	206,253	10/28/2020	DUB	—	(129)	(129)
KRW	256,517	USD	257,911	10/28/2020	DUB	—	(1,394)	(1,394)
KRW	256,517	USD	257,729	10/28/2020	DUB	—	(1,212)	(1,212)
KRW	427,529	USD	430,304	10/28/2020	DUB	—	(2,775)	(2,775)
KRW	427,529	USD	429,620	10/28/2020	DUB	—	(2,091)	(2,091)
KRW	513,035	USD	514,876	10/28/2020	DUB	—	(1,841)	(1,841)
TWD	517,932	USD	525,634	10/28/2020	DUB	—	(7,702)	(7,702)
KRW	598,541	USD	600,668	10/28/2020	DUB	—	(2,127)	(2,127)
KRW	684,046	USD	687,149	10/28/2020	DUB	—	(3,103)	(3,103)
KRW	769,552	USD	772,529	10/28/2020	DUB	—	(2,977)	(2,977)
KRW	769,552	USD	774,620	10/28/2020	DUB	—	(5,068)	(5,068)
KRW	855,058	USD	859,749	10/28/2020	DUB	—	(4,691)	(4,691)
KRW	940,564	USD	947,977	10/28/2020	DUB	—	(7,413)	(7,413)
KRW	1,026,070	USD	1,030,362	10/28/2020	DUB	—	(4,292)	(4,292)
KRW	1,026,070	USD	1,035,519	10/28/2020	DUB	—	(9,449)	(9,449)
KRW	1,026,070	USD	1,035,608	10/28/2020	DUB	—	(9,538)	(9,538)
KRW	1,197,081	USD	1,189,697	10/28/2020	DUB	7,384	—	7,384
KRW	1,197,081	USD	1,204,705	10/28/2020	DUB	—	(7,624)	(7,624)
KRW	1,197,081	USD	1,204,539	10/28/2020	DUB	—	(7,458)	(7,458)
KRW	1,282,587	USD	1,289,491	10/28/2020	DUB	—	(6,904)	(6,904)
KRW	1,368,093	USD	1,360,973	10/28/2020	DUB	7,120	—	7,120
KRW	1,368,093	USD	1,377,050	10/28/2020	DUB	—	(8,957)	(8,957)
KRW	1,453,599	USD	1,445,124	10/28/2020	DUB	8,475	—	8,475
KRW	1,453,599	USD	1,461,009	10/28/2020	DUB	—	(7,410)	(7,410)
KRW	1,539,105	USD	1,533,312	10/28/2020	DUB	5,793	—	5,793
TWD	1,553,796	USD	1,571,601	10/28/2020	DUB	—	(17,805)	(17,805)
KRW	1,590,408	USD	1,581,122	10/28/2020	DUB	9,286	—	9,286
KRW	1,624,610	USD	1,616,168	10/28/2020	DUB	8,442	—	8,442
KRW	1,710,116	USD	1,700,145	10/28/2020	DUB	9,971	—	9,971
KRW	1,881,128	USD	1,870,545	10/28/2020	DUB	10,583	—	10,583
KRW	1,881,128	USD	1,884,830	10/28/2020	DUB	—	(3,702)	(3,702)
TWD	1,899,084	USD	1,927,053	10/28/2020	DUB	—	(27,969)	(27,969)
KRW	1,966,634	USD	1,956,265	10/28/2020	DUB	10,369	—	10,369
KRW	1,966,634	USD	1,973,369	10/28/2020	DUB	—	(6,735)	(6,735)
TWD	2,158,050	USD	2,178,138	10/28/2020	DUB	—	(20,088)	(20,088)
INR	2,238,776	USD	2,235,847	10/28/2020	DUB	2,929	—	2,929
INR	2,238,776	USD	2,234,037	10/28/2020	DUB	4,739	—	4,739
INR	2,238,776	USD	2,235,757	10/28/2020	DUB	3,019	—	3,019
TWD	2,330,693	USD	2,359,809	10/28/2020	DUB	—	(29,116)	(29,116)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	2,417,015	USD	2,451,409	10/28/2020	DUB	$—	$(34,394)	$(34,394)
TWD	2,503,337	USD	2,521,739	10/28/2020	DUB	—	(18,402)	(18,402)
TWD	2,675,981	USD	2,690,225	10/28/2020	DUB	—	(14,244)	(14,244)
INR	3,358,164	USD	3,354,699	10/28/2020	DUB	3,465	—	3,465
TWD	3,366,557	USD	3,383,654	10/28/2020	DUB	—	(17,097)	(17,097)
TWD	3,539,201	USD	3,581,787	10/28/2020	DUB	—	(42,586)	(42,586)
PHP	14,375,256	USD	14,370,339	10/28/2020	DUB	4,917	—	4,917
PHP	16,852,586	USD	16,846,127	10/28/2020	DUB	6,459	—	6,459
KRW	22,231,509	USD	22,366,168	10/28/2020	DUB	—	(134,659)	(134,659)
INR	25,569,114	USD	25,591,377	10/28/2020	DUB	—	(22,263)	(22,263)
INR	30,516,738	USD	30,590,719	10/28/2020	DUB	—	(73,981)	(73,981)
USD	6,592,986	TWD	6,646,792	10/28/2020	DUB	—	(53,806)	(53,806)
USD	5,917,465	TWD	5,956,217	10/28/2020	DUB	—	(38,752)	(38,752)
USD	5,505,290	TWD	5,524,607	10/28/2020	DUB	—	(19,317)	(19,317)
USD	4,806,735	TWD	4,834,031	10/28/2020	DUB	—	(27,296)	(27,296)
USD	4,208,527	TWD	4,229,777	10/28/2020	DUB	—	(21,250)	(21,250)
USD	3,691,870	TWD	3,711,845	10/28/2020	DUB	—	(19,975)	(19,975)
USD	3,355,634	TWD	3,366,557	10/28/2020	DUB	—	(10,923)	(10,923)
USD	3,188,147	TWD	3,193,913	10/28/2020	DUB	—	(5,766)	(5,766)
USD	2,068,872	TWD	2,071,727	10/28/2020	DUB	—	(2,855)	(2,855)
USD	2,068,323	TWD	2,071,727	10/28/2020	DUB	—	(3,404)	(3,404)
USD	1,981,939	TWD	1,985,406	10/28/2020	DUB	—	(3,467)	(3,467)
USD	1,812,533	TWD	1,812,762	10/28/2020	DUB	—	(229)	(229)
USD	1,551,404	TWD	1,553,796	10/28/2020	DUB	—	(2,392)	(2,392)
USD	309,681	PHP	309,187	10/28/2020	DUB	494	—	494
USD	257,689	PHP	257,655	10/28/2020	DUB	34	—	34
USD	257,742	PHP	257,655	10/28/2020	DUB	87	—	87
USD	257,700	PHP	257,655	10/28/2020	DUB	45	—	45
USD	206,100	PHP	206,124	10/28/2020	DUB	—	(24)	(24)
USD	154,673	PHP	154,593	10/28/2020	DUB	80	—	80
USD	154,518	PHP	154,593	10/28/2020	DUB	—	(75)	(75)
USD	103,139	PHP	103,062	10/28/2020	DUB	77	—	77
USD	103,107	PHP	103,062	10/28/2020	DUB	45	—	45
USD	103,078	PHP	103,062	10/28/2020	DUB	16	—	16
USD	103,078	PHP	103,062	10/28/2020	DUB	16	—	16
USD	103,112	PHP	103,062	10/28/2020	DUB	50	—	50
USD	86,700	TWD	86,322	10/28/2020	DUB	378	—	378
USD	51,518	PHP	51,531	10/28/2020	DUB	—	(13)	(13)
USD	51,507	PHP	51,531	10/28/2020	DUB	—	(24)	(24)
USD	51,555	PHP	51,531	10/28/2020	DUB	24	—	24
USD	51,569	PHP	51,531	10/28/2020	DUB	38	—	38
USD	51,560	PHP	51,531	10/28/2020	DUB	29	—	29
USD	51,607	PHP	51,531	10/28/2020	DUB	76	—	76
USD	51,554	PHP	51,531	10/28/2020	DUB	23	—	23
USD	51,505	PHP	51,531	10/28/2020	DUB	—	(26)	(26)
KRW	27,191,332	USD	27,189,015	11/12/2020	DUB	2,317	—	2,317
USD	779,231	TWD	776,920	11/12/2020	DUB	2,311	—	2,311
USD	779,602	TWD	776,920	11/12/2020	DUB	2,682	—	2,682
USD	692,448	TWD	690,595	11/12/2020	DUB	1,853	—	1,853
USD	605,702	TWD	604,271	11/12/2020	DUB	1,431	—	1,431
USD	173,364	TWD	172,649	11/12/2020	DUB	715	—	715
USD	173,351	TWD	172,649	11/12/2020	DUB	702	—	702
USD	86,682	TWD	86,324	11/12/2020	DUB	358	—	358
USD	86,676	TWD	86,324	11/12/2020	DUB	352	—	352
BRL	17,807	USD	18,934	10/2/2020	HUS	—	(1,127)	(1,127)
BRL	17,807	USD	18,875	10/2/2020	HUS	—	(1,068)	(1,068)
BRL	17,807	USD	18,874	10/2/2020	HUS	—	(1,067)	(1,067)
BRL	17,807	USD	18,872	10/2/2020	HUS	—	(1,065)	(1,065)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	17,807	USD	18,899	10/2/2020	HUS	$—	$(1,092)	$(1,092)
BRL	17,807	USD	18,897	10/2/2020	HUS	—	(1,090)	(1,090)
BRL	17,807	USD	18,874	10/2/2020	HUS	—	(1,067)	(1,067)
BRL	17,807	USD	18,875	10/2/2020	HUS	—	(1,068)	(1,068)
BRL	17,807	USD	18,886	10/2/2020	HUS	—	(1,079)	(1,079)
BRL	17,807	USD	18,879	10/2/2020	HUS	—	(1,072)	(1,072)
BRL	17,807	USD	18,860	10/2/2020	HUS	—	(1,053)	(1,053)
BRL	17,807	USD	18,862	10/2/2020	HUS	—	(1,055)	(1,055)
BRL	17,807	USD	18,866	10/2/2020	HUS	—	(1,059)	(1,059)
BRL	17,807	USD	18,875	10/2/2020	HUS	—	(1,068)	(1,068)
BRL	17,807	USD	18,865	10/2/2020	HUS	—	(1,058)	(1,058)
BRL	17,807	USD	18,927	10/2/2020	HUS	—	(1,120)	(1,120)
BRL	17,807	USD	18,848	10/2/2020	HUS	—	(1,041)	(1,041)
BRL	17,807	USD	18,927	10/2/2020	HUS	—	(1,120)	(1,120)
BRL	17,807	USD	18,957	10/2/2020	HUS	—	(1,150)	(1,150)
BRL	17,807	USD	18,893	10/2/2020	HUS	—	(1,086)	(1,086)
BRL	17,807	USD	18,893	10/2/2020	HUS	—	(1,086)	(1,086)
BRL	17,807	USD	18,849	10/2/2020	HUS	—	(1,042)	(1,042)
BRL	17,807	USD	18,852	10/2/2020	HUS	—	(1,045)	(1,045)
BRL	17,807	USD	18,831	10/2/2020	HUS	—	(1,024)	(1,024)
BRL	17,807	USD	18,849	10/2/2020	HUS	—	(1,042)	(1,042)
BRL	35,613	USD	36,464	10/2/2020	HUS	—	(851)	(851)
BRL	35,613	USD	36,553	10/2/2020	HUS	—	(940)	(940)
BRL	35,613	USD	37,157	10/2/2020	HUS	—	(1,544)	(1,544)
BRL	35,613	USD	37,644	10/2/2020	HUS	—	(2,031)	(2,031)
BRL	35,613	USD	37,587	10/2/2020	HUS	—	(1,974)	(1,974)
BRL	35,613	USD	37,542	10/2/2020	HUS	—	(1,929)	(1,929)
BRL	35,613	USD	37,776	10/2/2020	HUS	—	(2,163)	(2,163)
BRL	35,613	USD	37,811	10/2/2020	HUS	—	(2,198)	(2,198)
BRL	35,613	USD	37,793	10/2/2020	HUS	—	(2,180)	(2,180)
BRL	35,613	USD	37,815	10/2/2020	HUS	—	(2,202)	(2,202)
BRL	35,613	USD	37,769	10/2/2020	HUS	—	(2,156)	(2,156)
BRL	35,613	USD	37,754	10/2/2020	HUS	—	(2,141)	(2,141)
BRL	35,613	USD	37,818	10/2/2020	HUS	—	(2,205)	(2,205)
BRL	35,613	USD	37,758	10/2/2020	HUS	—	(2,145)	(2,145)
BRL	35,613	USD	37,756	10/2/2020	HUS	—	(2,143)	(2,143)
BRL	35,613	USD	37,760	10/2/2020	HUS	—	(2,147)	(2,147)
BRL	35,613	USD	37,750	10/2/2020	HUS	—	(2,137)	(2,137)
BRL	35,613	USD	37,732	10/2/2020	HUS	—	(2,119)	(2,119)
BRL	35,613	USD	37,724	10/2/2020	HUS	—	(2,111)	(2,111)
BRL	35,613	USD	37,735	10/2/2020	HUS	—	(2,122)	(2,122)
BRL	35,613	USD	37,671	10/2/2020	HUS	—	(2,058)	(2,058)
BRL	35,613	USD	37,716	10/2/2020	HUS	—	(2,103)	(2,103)
BRL	35,613	USD	37,731	10/2/2020	HUS	—	(2,118)	(2,118)
BRL	35,613	USD	37,763	10/2/2020	HUS	—	(2,150)	(2,150)
BRL	35,613	USD	37,709	10/2/2020	HUS	—	(2,096)	(2,096)
BRL	35,613	USD	37,709	10/2/2020	HUS	—	(2,096)	(2,096)
BRL	35,613	USD	37,820	10/2/2020	HUS	—	(2,207)	(2,207)
BRL	35,613	USD	37,710	10/2/2020	HUS	—	(2,097)	(2,097)
BRL	35,613	USD	37,756	10/2/2020	HUS	—	(2,143)	(2,143)
BRL	35,613	USD	37,797	10/2/2020	HUS	—	(2,184)	(2,184)
BRL	35,613	USD	37,889	10/2/2020	HUS	—	(2,276)	(2,276)
BRL	35,613	USD	37,778	10/2/2020	HUS	—	(2,165)	(2,165)
BRL	35,613	USD	37,771	10/2/2020	HUS	—	(2,158)	(2,158)
BRL	35,613	USD	37,792	10/2/2020	HUS	—	(2,179)	(2,179)
BRL	35,613	USD	37,777	10/2/2020	HUS	—	(2,164)	(2,164)
BRL	35,613	USD	38,191	10/2/2020	HUS	—	(2,578)	(2,578)
BRL	35,613	USD	37,958	10/2/2020	HUS	—	(2,345)	(2,345)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	53,420	USD	54,734	10/2/2020	HUS	$—	$(1,314)	$(1,314)
BRL	53,420	USD	56,465	10/2/2020	HUS	—	(3,045)	(3,045)
BRL	53,420	USD	56,727	10/2/2020	HUS	—	(3,307)	(3,307)
BRL	53,420	USD	56,682	10/2/2020	HUS	—	(3,262)	(3,262)
BRL	53,420	USD	56,590	10/2/2020	HUS	—	(3,170)	(3,170)
BRL	53,420	USD	56,745	10/2/2020	HUS	—	(3,325)	(3,325)
BRL	53,420	USD	56,674	10/2/2020	HUS	—	(3,254)	(3,254)
BRL	53,420	USD	56,660	10/2/2020	HUS	—	(3,240)	(3,240)
BRL	53,420	USD	56,024	10/2/2020	HUS	—	(2,604)	(2,604)
BRL	53,420	USD	56,528	10/2/2020	HUS	—	(3,108)	(3,108)
BRL	53,420	USD	56,583	10/2/2020	HUS	—	(3,163)	(3,163)
BRL	53,420	USD	56,528	10/2/2020	HUS	—	(3,108)	(3,108)
BRL	53,420	USD	56,769	10/2/2020	HUS	—	(3,349)	(3,349)
BRL	53,420	USD	56,666	10/2/2020	HUS	—	(3,246)	(3,246)
BRL	53,420	USD	56,582	10/2/2020	HUS	—	(3,162)	(3,162)
BRL	53,420	USD	56,829	10/2/2020	HUS	—	(3,409)	(3,409)
BRL	53,420	USD	56,845	10/2/2020	HUS	—	(3,425)	(3,425)
BRL	53,420	USD	56,652	10/2/2020	HUS	—	(3,232)	(3,232)
BRL	53,420	USD	56,670	10/2/2020	HUS	—	(3,250)	(3,250)
BRL	53,420	USD	56,867	10/2/2020	HUS	—	(3,447)	(3,447)
BRL	53,420	USD	57,321	10/2/2020	HUS	—	(3,901)	(3,901)
BRL	53,420	USD	57,313	10/2/2020	HUS	—	(3,893)	(3,893)
BRL	53,420	USD	57,007	10/2/2020	HUS	—	(3,587)	(3,587)
BRL	53,420	USD	56,952	10/2/2020	HUS	—	(3,532)	(3,532)
BRL	53,420	USD	57,380	10/2/2020	HUS	—	(3,960)	(3,960)
BRL	53,420	USD	57,306	10/2/2020	HUS	—	(3,886)	(3,886)
BRL	53,420	USD	57,301	10/2/2020	HUS	—	(3,881)	(3,881)
BRL	71,226	USD	75,077	10/2/2020	HUS	—	(3,851)	(3,851)
BRL	71,226	USD	75,181	10/2/2020	HUS	—	(3,955)	(3,955)
BRL	71,226	USD	75,301	10/2/2020	HUS	—	(4,075)	(4,075)
BRL	71,226	USD	75,072	10/2/2020	HUS	—	(3,846)	(3,846)
BRL	71,226	USD	75,373	10/2/2020	HUS	—	(4,147)	(4,147)
BRL	71,226	USD	75,756	10/2/2020	HUS	—	(4,530)	(4,530)
BRL	71,226	USD	75,701	10/2/2020	HUS	—	(4,475)	(4,475)
BRL	71,226	USD	75,577	10/2/2020	HUS	—	(4,351)	(4,351)
BRL	71,226	USD	75,581	10/2/2020	HUS	—	(4,355)	(4,355)
BRL	71,226	USD	75,819	10/2/2020	HUS	—	(4,593)	(4,593)
BRL	71,226	USD	75,541	10/2/2020	HUS	—	(4,315)	(4,315)
BRL	71,226	USD	75,560	10/2/2020	HUS	—	(4,334)	(4,334)
BRL	71,226	USD	75,420	10/2/2020	HUS	—	(4,194)	(4,194)
BRL	71,226	USD	75,437	10/2/2020	HUS	—	(4,211)	(4,211)
BRL	71,226	USD	75,443	10/2/2020	HUS	—	(4,217)	(4,217)
BRL	71,226	USD	75,828	10/2/2020	HUS	—	(4,602)	(4,602)
BRL	71,226	USD	76,328	10/2/2020	HUS	—	(5,102)	(5,102)
BRL	71,226	USD	76,008	10/2/2020	HUS	—	(4,782)	(4,782)
BRL	71,226	USD	75,972	10/2/2020	HUS	—	(4,746)	(4,746)
BRL	71,226	USD	76,142	10/2/2020	HUS	—	(4,916)	(4,916)
BRL	71,226	USD	76,167	10/2/2020	HUS	—	(4,941)	(4,941)
BRL	71,226	USD	76,027	10/2/2020	HUS	—	(4,801)	(4,801)
BRL	89,033	USD	94,112	10/2/2020	HUS	—	(5,079)	(5,079)
BRL	89,033	USD	93,845	10/2/2020	HUS	—	(4,812)	(4,812)
BRL	89,033	USD	94,427	10/2/2020	HUS	—	(5,394)	(5,394)
BRL	89,033	USD	94,472	10/2/2020	HUS	—	(5,439)	(5,439)
BRL	89,033	USD	94,155	10/2/2020	HUS	—	(5,122)	(5,122)
BRL	89,033	USD	94,293	10/2/2020	HUS	—	(5,260)	(5,260)
BRL	89,033	USD	95,495	10/2/2020	HUS	—	(6,462)	(6,462)
BRL	89,033	USD	95,704	10/2/2020	HUS	—	(6,671)	(6,671)
BRL	89,033	USD	94,983	10/2/2020	HUS	—	(5,950)	(5,950)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	89,033	USD	95,186	10/2/2020	HUS	$—	$(6,153)	$(6,153)
BRL	89,033	USD	95,042	10/2/2020	HUS	—	(6,009)	(6,009)
BRL	89,033	USD	95,030	10/2/2020	HUS	—	(5,997)	(5,997)
BRL	106,840	USD	112,657	10/2/2020	HUS	—	(5,817)	(5,817)
BRL	106,840	USD	112,802	10/2/2020	HUS	—	(5,962)	(5,962)
BRL	106,840	USD	112,880	10/2/2020	HUS	—	(6,040)	(6,040)
BRL	106,840	USD	112,886	10/2/2020	HUS	—	(6,046)	(6,046)
BRL	106,840	USD	112,847	10/2/2020	HUS	—	(6,007)	(6,007)
BRL	106,840	USD	112,898	10/2/2020	HUS	—	(6,058)	(6,058)
BRL	106,840	USD	112,822	10/2/2020	HUS	—	(5,982)	(5,982)
BRL	106,840	USD	112,691	10/2/2020	HUS	—	(5,851)	(5,851)
BRL	106,840	USD	112,892	10/2/2020	HUS	—	(6,052)	(6,052)
BRL	106,840	USD	113,063	10/2/2020	HUS	—	(6,223)	(6,223)
BRL	106,840	USD	114,611	10/2/2020	HUS	—	(7,771)	(7,771)
BRL	106,840	USD	114,816	10/2/2020	HUS	—	(7,976)	(7,976)
BRL	106,840	USD	113,991	10/2/2020	HUS	—	(7,151)	(7,151)
BRL	106,840	USD	114,167	10/2/2020	HUS	—	(7,327)	(7,327)
BRL	106,840	USD	114,091	10/2/2020	HUS	—	(7,251)	(7,251)
BRL	124,646	USD	130,398	10/2/2020	HUS	—	(5,752)	(5,752)
BRL	124,646	USD	131,468	10/2/2020	HUS	—	(6,822)	(6,822)
BRL	124,646	USD	131,599	10/2/2020	HUS	—	(6,953)	(6,953)
BRL	124,646	USD	131,450	10/2/2020	HUS	—	(6,804)	(6,804)
BRL	124,646	USD	133,971	10/2/2020	HUS	—	(9,325)	(9,325)
BRL	124,646	USD	133,731	10/2/2020	HUS	—	(9,085)	(9,085)
BRL	124,646	USD	133,687	10/2/2020	HUS	—	(9,041)	(9,041)
BRL	124,646	USD	133,534	10/2/2020	HUS	—	(8,888)	(8,888)
BRL	124,646	USD	133,557	10/2/2020	HUS	—	(8,911)	(8,911)
BRL	124,646	USD	133,275	10/2/2020	HUS	—	(8,629)	(8,629)
BRL	124,646	USD	133,465	10/2/2020	HUS	—	(8,819)	(8,819)
BRL	124,646	USD	133,743	10/2/2020	HUS	—	(9,097)	(9,097)
BRL	142,453	USD	150,526	10/2/2020	HUS	—	(8,073)	(8,073)
BRL	142,453	USD	150,680	10/2/2020	HUS	—	(8,227)	(8,227)
BRL	142,453	USD	150,591	10/2/2020	HUS	—	(8,138)	(8,138)
BRL	142,453	USD	150,561	10/2/2020	HUS	—	(8,108)	(8,108)
BRL	142,453	USD	150,868	10/2/2020	HUS	—	(8,415)	(8,415)
BRL	142,453	USD	148,993	10/2/2020	HUS	—	(6,540)	(6,540)
BRL	142,453	USD	152,777	10/2/2020	HUS	—	(10,324)	(10,324)
BRL	142,453	USD	151,959	10/2/2020	HUS	—	(9,506)	(9,506)
BRL	142,453	USD	152,097	10/2/2020	HUS	—	(9,644)	(9,644)
BRL	142,453	USD	152,646	10/2/2020	HUS	—	(10,193)	(10,193)
BRL	160,259	USD	169,645	10/2/2020	HUS	—	(9,386)	(9,386)
BRL	160,259	USD	169,520	10/2/2020	HUS	—	(9,261)	(9,261)
BRL	160,259	USD	168,969	10/2/2020	HUS	—	(8,710)	(8,710)
BRL	160,259	USD	172,249	10/2/2020	HUS	—	(11,990)	(11,990)
BRL	160,259	USD	171,392	10/2/2020	HUS	—	(11,133)	(11,133)
BRL	178,066	USD	187,541	10/2/2020	HUS	—	(9,475)	(9,475)
BRL	195,872	USD	204,187	10/2/2020	HUS	—	(8,315)	(8,315)
BRL	195,872	USD	207,172	10/2/2020	HUS	—	(11,300)	(11,300)
BRL	195,872	USD	206,693	10/2/2020	HUS	—	(10,821)	(10,821)
BRL	195,872	USD	206,386	10/2/2020	HUS	—	(10,514)	(10,514)
BRL	205,509	USD	219,274	10/2/2020	HUS	—	(13,765)	(13,765)
BRL	213,679	USD	222,333	10/2/2020	HUS	—	(8,654)	(8,654)
BRL	213,679	USD	223,358	10/2/2020	HUS	—	(9,679)	(9,679)
BRL	213,679	USD	223,385	10/2/2020	HUS	—	(9,706)	(9,706)
BRL	213,679	USD	223,393	10/2/2020	HUS	—	(9,714)	(9,714)
BRL	215,460	USD	229,754	10/2/2020	HUS	—	(14,294)	(14,294)
BRL	231,486	USD	241,116	10/2/2020	HUS	—	(9,630)	(9,630)
BRL	231,486	USD	241,494	10/2/2020	HUS	—	(10,008)	(10,008)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	231,486	USD	243,957	10/2/2020	HUS	$—	$(12,471)	$(12,471)
BRL	249,292	USD	260,657	10/2/2020	HUS	—	(11,365)	(11,365)
BRL	267,099	USD	278,712	10/2/2020	HUS	—	(11,613)	(11,613)
BRL	267,099	USD	278,790	10/2/2020	HUS	—	(11,691)	(11,691)
BRL	284,905	USD	296,670	10/2/2020	HUS	—	(11,765)	(11,765)
BRL	284,905	USD	300,576	10/2/2020	HUS	—	(15,671)	(15,671)
BRL	296,846	USD	317,206	10/2/2020	HUS	—	(20,360)	(20,360)
BRL	296,846	USD	316,811	10/2/2020	HUS	—	(19,965)	(19,965)
BRL	302,712	USD	316,473	10/2/2020	HUS	—	(13,761)	(13,761)
BRL	302,712	USD	316,521	10/2/2020	HUS	—	(13,809)	(13,809)
BRL	302,712	USD	315,997	10/2/2020	HUS	—	(13,285)	(13,285)
BRL	308,982	USD	322,111	10/2/2020	HUS	—	(13,129)	(13,129)
BRL	320,519	USD	334,306	10/2/2020	HUS	—	(13,787)	(13,787)
BRL	320,519	USD	334,430	10/2/2020	HUS	—	(13,911)	(13,911)
BRL	356,132	USD	371,140	10/2/2020	HUS	—	(15,008)	(15,008)
BRL	379,874	USD	395,530	10/2/2020	HUS	—	(15,656)	(15,656)
BRL	379,874	USD	395,172	10/2/2020	HUS	—	(15,298)	(15,298)
BRL	386,227	USD	401,766	10/2/2020	HUS	—	(15,539)	(15,539)
BRL	391,745	USD	404,969	10/2/2020	HUS	—	(13,224)	(13,224)
BRL	409,551	USD	431,301	10/2/2020	HUS	—	(21,750)	(21,750)
BRL	411,976	USD	429,446	10/2/2020	HUS	—	(17,470)	(17,470)
BRL	437,725	USD	455,597	10/2/2020	HUS	—	(17,872)	(17,872)
BRL	450,507	USD	480,760	10/2/2020	HUS	—	(30,253)	(30,253)
BRL	456,687	USD	487,633	10/2/2020	HUS	—	(30,946)	(30,946)
BRL	462,971	USD	484,406	10/2/2020	HUS	—	(21,435)	(21,435)
BRL	462,971	USD	488,180	10/2/2020	HUS	—	(25,209)	(25,209)
BRL	509,268	USD	543,515	10/2/2020	HUS	—	(34,247)	(34,247)
BRL	605,424	USD	632,523	10/2/2020	HUS	—	(27,099)	(27,099)
BRL	643,712	USD	670,827	10/2/2020	HUS	—	(27,115)	(27,115)
BRL	676,650	USD	703,625	10/2/2020	HUS	—	(26,975)	(26,975)
BRL	685,030	USD	731,311	10/2/2020	HUS	—	(46,281)	(46,281)
BRL	695,209	USD	724,613	10/2/2020	HUS	—	(29,404)	(29,404)
BRL	772,455	USD	804,829	10/2/2020	HUS	—	(32,374)	(32,374)
BRL	24,288,182	USD	25,804,743	10/2/2020	HUS	—	(1,516,561)	(1,516,561)
USD	18,076,710	BRL	17,984,651	10/2/2020	HUS	92,059	—	92,059
USD	18,018,018	BRL	17,806,585	10/2/2020	HUS	211,433	—	211,433
USD	441,031	BRL	427,358	10/2/2020	HUS	13,673	—	13,673
USD	331,394	BRL	320,518	10/2/2020	HUS	10,876	—	10,876
USD	311,224	BRL	302,712	10/2/2020	HUS	8,512	—	8,512
USD	294,572	BRL	284,905	10/2/2020	HUS	9,667	—	9,667
USD	277,752	BRL	267,099	10/2/2020	HUS	10,653	—	10,653
USD	249,781	BRL	249,292	10/2/2020	HUS	489	—	489
USD	238,971	BRL	231,486	10/2/2020	HUS	7,485	—	7,485
USD	232,106	BRL	231,486	10/2/2020	HUS	620	—	620
USD	220,062	BRL	213,679	10/2/2020	HUS	6,383	—	6,383
USD	218,099	BRL	213,679	10/2/2020	HUS	4,420	—	4,420
USD	215,216	BRL	213,679	10/2/2020	HUS	1,537	—	1,537
USD	213,808	BRL	213,679	10/2/2020	HUS	129	—	129
USD	199,851	BRL	195,872	10/2/2020	HUS	3,979	—	3,979
USD	197,213	BRL	195,872	10/2/2020	HUS	1,341	—	1,341
USD	195,938	BRL	195,872	10/2/2020	HUS	66	—	66
USD	182,996	BRL	178,066	10/2/2020	HUS	4,930	—	4,930
USD	182,233	BRL	178,066	10/2/2020	HUS	4,167	—	4,167
USD	182,269	BRL	178,066	10/2/2020	HUS	4,203	—	4,203
USD	178,339	BRL	178,066	10/2/2020	HUS	273	—	273
USD	178,377	BRL	178,066	10/2/2020	HUS	311	—	311
USD	178,304	BRL	178,066	10/2/2020	HUS	238	—	238
USD	179,363	BRL	178,066	10/2/2020	HUS	1,297	—	1,297

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	178,174	BRL	178,066	10/2/2020	HUS	$108	$—	$108
USD	178,174	BRL	178,066	10/2/2020	HUS	108	—	108
USD	178,110	BRL	178,066	10/2/2020	HUS	44	—	44
USD	185,256	BRL	178,066	10/2/2020	HUS	7,190	—	7,190
USD	161,079	BRL	160,259	10/2/2020	HUS	820	—	820
USD	160,525	BRL	160,259	10/2/2020	HUS	266	—	266
USD	160,677	BRL	160,259	10/2/2020	HUS	418	—	418
USD	161,467	BRL	160,259	10/2/2020	HUS	1,208	—	1,208
USD	166,665	BRL	160,259	10/2/2020	HUS	6,406	—	6,406
USD	147,143	BRL	142,453	10/2/2020	HUS	4,690	—	4,690
USD	147,205	BRL	142,453	10/2/2020	HUS	4,752	—	4,752
USD	145,355	BRL	142,453	10/2/2020	HUS	2,902	—	2,902
USD	142,703	BRL	142,453	10/2/2020	HUS	250	—	250
USD	142,860	BRL	142,453	10/2/2020	HUS	407	—	407
USD	128,226	BRL	124,646	10/2/2020	HUS	3,580	—	3,580
USD	128,740	BRL	124,646	10/2/2020	HUS	4,094	—	4,094
USD	128,363	BRL	124,646	10/2/2020	HUS	3,717	—	3,717
USD	124,294	BRL	124,646	10/2/2020	HUS	—	(352)	(352)
USD	124,334	BRL	124,646	10/2/2020	HUS	—	(312)	(312)
USD	125,365	BRL	124,646	10/2/2020	HUS	719	—	719
USD	125,333	BRL	124,646	10/2/2020	HUS	687	—	687
USD	124,956	BRL	124,646	10/2/2020	HUS	310	—	310
USD	124,684	BRL	124,646	10/2/2020	HUS	38	—	38
USD	126,392	BRL	124,646	10/2/2020	HUS	1,746	—	1,746
USD	126,260	BRL	124,646	10/2/2020	HUS	1,614	—	1,614
USD	126,274	BRL	124,646	10/2/2020	HUS	1,628	—	1,628
USD	125,098	BRL	124,646	10/2/2020	HUS	452	—	452
USD	109,928	BRL	106,839	10/2/2020	HUS	3,089	—	3,089
USD	110,462	BRL	106,839	10/2/2020	HUS	3,623	—	3,623
USD	110,399	BRL	106,839	10/2/2020	HUS	3,560	—	3,560
USD	109,331	BRL	106,839	10/2/2020	HUS	2,492	—	2,492
USD	106,549	BRL	106,839	10/2/2020	HUS	—	(290)	(290)
USD	106,542	BRL	106,839	10/2/2020	HUS	—	(297)	(297)
USD	106,991	BRL	106,839	10/2/2020	HUS	152	—	152
USD	106,969	BRL	106,839	10/2/2020	HUS	130	—	130
USD	108,287	BRL	106,839	10/2/2020	HUS	1,448	—	1,448
USD	107,240	BRL	106,839	10/2/2020	HUS	401	—	401
USD	106,843	BRL	106,839	10/2/2020	HUS	4	—	4
USD	107,298	BRL	106,839	10/2/2020	HUS	459	—	459
USD	92,553	BRL	89,033	10/2/2020	HUS	3,520	—	3,520
USD	91,224	BRL	89,033	10/2/2020	HUS	2,191	—	2,191
USD	91,201	BRL	89,033	10/2/2020	HUS	2,168	—	2,168
USD	91,617	BRL	89,033	10/2/2020	HUS	2,584	—	2,584
USD	92,034	BRL	89,033	10/2/2020	HUS	3,001	—	3,001
USD	92,029	BRL	89,033	10/2/2020	HUS	2,996	—	2,996
USD	92,039	BRL	89,033	10/2/2020	HUS	3,006	—	3,006
USD	90,982	BRL	89,033	10/2/2020	HUS	1,949	—	1,949
USD	91,061	BRL	89,033	10/2/2020	HUS	2,028	—	2,028
USD	91,712	BRL	89,033	10/2/2020	HUS	2,679	—	2,679
USD	89,485	BRL	89,033	10/2/2020	HUS	452	—	452
USD	89,662	BRL	89,033	10/2/2020	HUS	629	—	629
USD	89,362	BRL	89,033	10/2/2020	HUS	329	—	329
USD	89,415	BRL	89,033	10/2/2020	HUS	382	—	382
USD	89,260	BRL	89,033	10/2/2020	HUS	227	—	227
USD	89,345	BRL	89,033	10/2/2020	HUS	312	—	312
USD	74,035	BRL	71,226	10/2/2020	HUS	2,809	—	2,809
USD	73,871	BRL	71,226	10/2/2020	HUS	2,645	—	2,645
USD	73,956	BRL	71,226	10/2/2020	HUS	2,730	—	2,730

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	73,002	BRL	71,226	10/2/2020	HUS	$1,776	$—	$1,776
USD	73,100	BRL	71,226	10/2/2020	HUS	1,874	—	1,874
USD	73,174	BRL	71,226	10/2/2020	HUS	1,948	—	1,948
USD	73,630	BRL	71,226	10/2/2020	HUS	2,404	—	2,404
USD	73,158	BRL	71,226	10/2/2020	HUS	1,932	—	1,932
USD	73,190	BRL	71,226	10/2/2020	HUS	1,964	—	1,964
USD	73,146	BRL	71,226	10/2/2020	HUS	1,920	—	1,920
USD	72,764	BRL	71,226	10/2/2020	HUS	1,538	—	1,538
USD	72,862	BRL	71,226	10/2/2020	HUS	1,636	—	1,636
USD	72,839	BRL	71,226	10/2/2020	HUS	1,613	—	1,613
USD	71,029	BRL	71,226	10/2/2020	HUS	—	(197)	(197)
USD	71,632	BRL	71,226	10/2/2020	HUS	406	—	406
USD	71,666	BRL	71,226	10/2/2020	HUS	440	—	440
USD	71,816	BRL	71,226	10/2/2020	HUS	590	—	590
USD	72,141	BRL	71,226	10/2/2020	HUS	915	—	915
USD	72,120	BRL	71,226	10/2/2020	HUS	894	—	894
USD	71,893	BRL	71,226	10/2/2020	HUS	667	—	667
USD	71,889	BRL	71,226	10/2/2020	HUS	663	—	663
USD	71,479	BRL	71,226	10/2/2020	HUS	253	—	253
USD	71,283	BRL	71,226	10/2/2020	HUS	57	—	57
USD	71,469	BRL	71,226	10/2/2020	HUS	243	—	243
USD	71,297	BRL	71,226	10/2/2020	HUS	71	—	71
USD	71,507	BRL	71,226	10/2/2020	HUS	281	—	281
USD	71,488	BRL	71,226	10/2/2020	HUS	262	—	262
USD	71,533	BRL	71,226	10/2/2020	HUS	307	—	307
USD	71,506	BRL	71,226	10/2/2020	HUS	280	—	280
USD	74,096	BRL	71,226	10/2/2020	HUS	2,870	—	2,870
USD	55,420	BRL	53,420	10/2/2020	HUS	2,000	—	2,000
USD	55,437	BRL	53,420	10/2/2020	HUS	2,017	—	2,017
USD	54,753	BRL	53,420	10/2/2020	HUS	1,333	—	1,333
USD	54,987	BRL	53,420	10/2/2020	HUS	1,567	—	1,567
USD	54,969	BRL	53,420	10/2/2020	HUS	1,549	—	1,549
USD	54,902	BRL	53,420	10/2/2020	HUS	1,482	—	1,482
USD	54,867	BRL	53,420	10/2/2020	HUS	1,447	—	1,447
USD	54,602	BRL	53,420	10/2/2020	HUS	1,182	—	1,182
USD	54,607	BRL	53,420	10/2/2020	HUS	1,187	—	1,187
USD	54,604	BRL	53,420	10/2/2020	HUS	1,184	—	1,184
USD	54,622	BRL	53,420	10/2/2020	HUS	1,202	—	1,202
USD	54,604	BRL	53,420	10/2/2020	HUS	1,184	—	1,184
USD	54,513	BRL	53,420	10/2/2020	HUS	1,093	—	1,093
USD	53,265	BRL	53,420	10/2/2020	HUS	—	(155)	(155)
USD	54,071	BRL	53,420	10/2/2020	HUS	651	—	651
USD	54,129	BRL	53,420	10/2/2020	HUS	709	—	709
USD	54,138	BRL	53,420	10/2/2020	HUS	718	—	718
USD	53,581	BRL	53,420	10/2/2020	HUS	161	—	161
USD	53,575	BRL	53,420	10/2/2020	HUS	155	—	155
USD	53,694	BRL	53,420	10/2/2020	HUS	274	—	274
USD	53,633	BRL	53,420	10/2/2020	HUS	213	—	213
USD	53,393	BRL	53,420	10/2/2020	HUS	—	(27)	(27)
USD	53,564	BRL	53,420	10/2/2020	HUS	144	—	144
USD	53,489	BRL	53,420	10/2/2020	HUS	69	—	69
USD	53,588	BRL	53,420	10/2/2020	HUS	168	—	168
USD	36,995	BRL	35,613	10/2/2020	HUS	1,382	—	1,382
USD	37,074	BRL	35,613	10/2/2020	HUS	1,461	—	1,461
USD	37,025	BRL	35,613	10/2/2020	HUS	1,412	—	1,412
USD	37,031	BRL	35,613	10/2/2020	HUS	1,418	—	1,418
USD	36,501	BRL	35,613	10/2/2020	HUS	888	—	888
USD	36,721	BRL	35,613	10/2/2020	HUS	1,108	—	1,108

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	36,585	BRL	35,613	10/2/2020	HUS	$972	$—	$972
USD	36,568	BRL	35,613	10/2/2020	HUS	955	—	955
USD	36,388	BRL	35,613	10/2/2020	HUS	775	—	775
USD	36,420	BRL	35,613	10/2/2020	HUS	807	—	807
USD	35,543	BRL	35,613	10/2/2020	HUS	—	(70)	(70)
USD	35,548	BRL	35,613	10/2/2020	HUS	—	(65)	(65)
USD	35,705	BRL	35,613	10/2/2020	HUS	92	—	92
USD	36,039	BRL	35,613	10/2/2020	HUS	426	—	426
USD	35,947	BRL	35,613	10/2/2020	HUS	334	—	334
USD	35,625	BRL	35,613	10/2/2020	HUS	12	—	12
USD	35,602	BRL	35,613	10/2/2020	HUS	—	(11)	(11)
USD	35,692	BRL	35,613	10/2/2020	HUS	79	—	79
USD	35,684	BRL	35,613	10/2/2020	HUS	71	—	71
USD	35,704	BRL	35,613	10/2/2020	HUS	91	—	91
USD	35,649	BRL	35,613	10/2/2020	HUS	36	—	36
USD	18,488	BRL	17,807	10/2/2020	HUS	681	—	681
USD	18,541	BRL	17,807	10/2/2020	HUS	734	—	734
USD	18,494	BRL	17,807	10/2/2020	HUS	687	—	687
USD	18,486	BRL	17,807	10/2/2020	HUS	679	—	679
USD	18,522	BRL	17,807	10/2/2020	HUS	715	—	715
USD	18,499	BRL	17,807	10/2/2020	HUS	692	—	692
USD	17,772	BRL	17,807	10/2/2020	HUS	—	(35)	(35)
USD	17,975	BRL	17,807	10/2/2020	HUS	168	—	168
USD	17,972	BRL	17,807	10/2/2020	HUS	165	—	165
USD	17,792	BRL	17,807	10/2/2020	HUS	—	(15)	(15)
USD	17,823	BRL	17,807	10/2/2020	HUS	16	—	16
CNY	146,819	USD	145,664	10/14/2020	HUS	1,155	—	1,155
CNY	440,457	USD	437,982	10/14/2020	HUS	2,475	—	2,475
CNY	21,729,186	USD	21,618,463	10/14/2020	HUS	110,723	—	110,723
USD	22,190,974	CNY	22,243,052	10/14/2020	HUS	—	(52,078)	(52,078)
USD	73,497	CNY	73,409	10/14/2020	HUS	88	—	88
USD	11,813,437	EUR	11,658,454	10/15/2020	HUS	154,983	—	154,983
CNY	73,360	USD	72,974	10/23/2020	HUS	386	—	386
CNY	73,360	USD	73,018	10/23/2020	HUS	342	—	342
CNY	73,360	USD	73,059	10/23/2020	HUS	301	—	301
CNY	146,719	USD	147,373	10/23/2020	HUS	—	(654)	(654)
CNY	220,079	USD	218,921	10/23/2020	HUS	1,158	—	1,158
CNY	806,956	USD	803,896	10/23/2020	HUS	3,060	—	3,060
USD	73,369	CNY	73,360	10/23/2020	HUS	9	—	9
CLP	63,704	USD	65,182	10/30/2020	HUS	—	(1,478)	(1,478)
CLP	63,704	USD	65,169	10/30/2020	HUS	—	(1,465)	(1,465)
CLP	63,704	USD	65,198	10/30/2020	HUS	—	(1,494)	(1,494)
CLP	127,409	USD	130,405	10/30/2020	HUS	—	(2,996)	(2,996)
CLP	127,409	USD	130,467	10/30/2020	HUS	—	(3,058)	(3,058)
CLP	127,409	USD	130,383	10/30/2020	HUS	—	(2,974)	(2,974)
CLP	127,409	USD	130,394	10/30/2020	HUS	—	(2,985)	(2,985)
CLP	191,113	USD	195,672	10/30/2020	HUS	—	(4,559)	(4,559)
CLP	191,113	USD	195,580	10/30/2020	HUS	—	(4,467)	(4,467)
CLP	191,113	USD	195,572	10/30/2020	HUS	—	(4,459)	(4,459)
CLP	191,113	USD	195,618	10/30/2020	HUS	—	(4,505)	(4,505)
CLP	191,113	USD	195,519	10/30/2020	HUS	—	(4,406)	(4,406)
CLP	191,113	USD	195,547	10/30/2020	HUS	—	(4,434)	(4,434)
CLP	212,512	USD	218,662	10/30/2020	HUS	—	(6,150)	(6,150)
CLP	212,512	USD	218,059	10/30/2020	HUS	—	(5,547)	(5,547)
CLP	254,817	USD	260,763	10/30/2020	HUS	—	(5,946)	(5,946)
CLP	254,817	USD	260,892	10/30/2020	HUS	—	(6,075)	(6,075)
CLP	254,817	USD	260,865	10/30/2020	HUS	—	(6,048)	(6,048)
CLP	254,817	USD	260,783	10/30/2020	HUS	—	(5,966)	(5,966)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	283,349	USD	291,030	10/30/2020	HUS	$—	$(7,681)	$(7,681)
CLP	283,349	USD	291,088	10/30/2020	HUS	—	(7,739)	(7,739)
CLP	283,774	USD	289,847	10/30/2020	HUS	—	(6,073)	(6,073)
CLP	283,774	USD	289,738	10/30/2020	HUS	—	(5,964)	(5,964)
CLP	283,774	USD	290,097	10/30/2020	HUS	—	(6,323)	(6,323)
CLP	318,522	USD	325,894	10/30/2020	HUS	—	(7,372)	(7,372)
CLP	347,478	USD	359,340	10/30/2020	HUS	—	(11,862)	(11,862)
CLP	347,478	USD	359,036	10/30/2020	HUS	—	(11,558)	(11,558)
CLP	354,186	USD	364,198	10/30/2020	HUS	—	(10,012)	(10,012)
CLP	354,186	USD	363,731	10/30/2020	HUS	—	(9,545)	(9,545)
CLP	358,337	USD	366,268	10/30/2020	HUS	—	(7,931)	(7,931)
CLP	358,337	USD	365,730	10/30/2020	HUS	—	(7,393)	(7,393)
CLP	378,365	USD	385,934	10/30/2020	HUS	—	(7,569)	(7,569)
CLP	382,226	USD	393,744	10/30/2020	HUS	—	(11,518)	(11,518)
CLP	382,226	USD	393,406	10/30/2020	HUS	—	(11,180)	(11,180)
CLP	382,226	USD	393,474	10/30/2020	HUS	—	(11,248)	(11,248)
CLP	463,304	USD	479,206	10/30/2020	HUS	—	(15,902)	(15,902)
CLP	463,304	USD	478,826	10/30/2020	HUS	—	(15,522)	(15,522)
CLP	463,304	USD	478,651	10/30/2020	HUS	—	(15,347)	(15,347)
CLP	472,957	USD	483,231	10/30/2020	HUS	—	(10,274)	(10,274)
CLP	472,957	USD	483,571	10/30/2020	HUS	—	(10,614)	(10,614)
CLP	472,957	USD	483,511	10/30/2020	HUS	—	(10,554)	(10,554)
CLP	472,957	USD	483,981	10/30/2020	HUS	—	(11,024)	(11,024)
CLP	477,783	USD	487,178	10/30/2020	HUS	—	(9,395)	(9,395)
CLP	477,783	USD	487,989	10/30/2020	HUS	—	(10,206)	(10,206)
CLP	509,635	USD	525,104	10/30/2020	HUS	—	(15,469)	(15,469)
CLP	509,635	USD	525,187	10/30/2020	HUS	—	(15,552)	(15,552)
CLP	509,635	USD	524,790	10/30/2020	HUS	—	(15,155)	(15,155)
CLP	579,131	USD	597,741	10/30/2020	HUS	—	(18,610)	(18,610)
CLP	579,131	USD	597,921	10/30/2020	HUS	—	(18,790)	(18,790)
CLP	579,131	USD	598,157	10/30/2020	HUS	—	(19,026)	(19,026)
CLP	597,228	USD	608,252	10/30/2020	HUS	—	(11,024)	(11,024)
CLP	597,228	USD	609,351	10/30/2020	HUS	—	(12,123)	(12,123)
CLP	637,044	USD	655,654	10/30/2020	HUS	—	(18,610)	(18,610)
CLP	637,044	USD	655,988	10/30/2020	HUS	—	(18,944)	(18,944)
CLP	1,210,383	USD	1,243,501	10/30/2020	HUS	—	(33,118)	(33,118)
CLP	1,357,715	USD	1,394,152	10/30/2020	HUS	—	(36,437)	(36,437)
CLP	1,720,018	USD	1,766,942	10/30/2020	HUS	—	(46,924)	(46,924)
CLP	5,478,575	USD	5,520,528	10/30/2020	HUS	—	(41,953)	(41,953)
USD	5,816,864	CLP	5,860,801	10/30/2020	HUS	—	(43,937)	(43,937)
USD	3,442,735	CLP	3,440,035	10/30/2020	HUS	2,700	—	2,700
USD	956,901	CLP	955,565	10/30/2020	HUS	1,336	—	1,336
USD	956,913	CLP	955,565	10/30/2020	HUS	1,348	—	1,348
USD	839,309	CLP	844,083	10/30/2020	HUS	—	(4,774)	(4,774)
USD	838,756	CLP	844,083	10/30/2020	HUS	—	(5,327)	(5,327)
USD	808,882	CLP	812,231	10/30/2020	HUS	—	(3,349)	(3,349)
USD	810,466	CLP	812,231	10/30/2020	HUS	—	(1,765)	(1,765)
USD	765,569	CLP	764,452	10/30/2020	HUS	1,117	—	1,117
USD	686,376	CLP	688,951	10/30/2020	HUS	—	(2,575)	(2,575)
USD	685,554	CLP	688,951	10/30/2020	HUS	—	(3,397)	(3,397)
USD	686,272	CLP	688,951	10/30/2020	HUS	—	(2,679)	(2,679)
USD	685,602	CLP	688,951	10/30/2020	HUS	—	(3,349)	(3,349)
USD	685,819	CLP	688,951	10/30/2020	HUS	—	(3,132)	(3,132)
USD	686,306	CLP	688,951	10/30/2020	HUS	—	(2,645)	(2,645)
USD	671,595	CLP	675,266	10/30/2020	HUS	—	(3,671)	(3,671)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	646,838	CLP	649,784	10/30/2020	HUS	$—	$(2,946)	$(2,946)
USD	514,573	CLP	516,713	10/30/2020	HUS	—	(2,140)	(2,140)
USD	503,503	CLP	506,450	10/30/2020	HUS	—	(2,947)	(2,947)
USD	503,455	CLP	506,450	10/30/2020	HUS	—	(2,995)	(2,995)
USD	485,147	CLP	487,338	10/30/2020	HUS	—	(2,191)	(2,191)
USD	485,578	CLP	487,338	10/30/2020	HUS	—	(1,760)	(1,760)
USD	484,095	CLP	487,151	10/30/2020	HUS	—	(3,056)	(3,056)
USD	387,321	CLP	389,721	10/30/2020	HUS	—	(2,400)	(2,400)
USD	387,541	CLP	389,721	10/30/2020	HUS	—	(2,180)	(2,180)
USD	387,355	CLP	389,721	10/30/2020	HUS	—	(2,366)	(2,366)
USD	387,277	CLP	389,721	10/30/2020	HUS	—	(2,444)	(2,444)
USD	387,571	CLP	389,721	10/30/2020	HUS	—	(2,150)	(2,150)
USD	290,432	CLP	292,291	10/30/2020	HUS	—	(1,859)	(1,859)
USD	290,630	CLP	292,291	10/30/2020	HUS	—	(1,661)	(1,661)
USD	290,811	CLP	292,291	10/30/2020	HUS	—	(1,480)	(1,480)
USD	191,461	CLP	191,113	10/30/2020	HUS	348	—	348
USD	190,090	CLP	191,113	10/30/2020	HUS	—	(1,023)	(1,023)
BRL	71,168	USD	73,916	11/4/2020	HUS	—	(2,748)	(2,748)
CNY	73,294	USD	73,213	11/4/2020	HUS	81	—	81
CNY	73,294	USD	73,314	11/4/2020	HUS	—	(20)	(20)
CNY	146,588	USD	146,308	11/4/2020	HUS	280	—	280
CNY	146,588	USD	146,342	11/4/2020	HUS	246	—	246
CNY	219,882	USD	219,265	11/4/2020	HUS	617	—	617
CNY	219,882	USD	219,487	11/4/2020	HUS	395	—	395
CNY	293,177	USD	292,108	11/4/2020	HUS	1,069	—	1,069
CNY	293,177	USD	292,039	11/4/2020	HUS	1,138	—	1,138
CNY	293,177	USD	292,107	11/4/2020	HUS	1,070	—	1,070
CNY	366,471	USD	365,316	11/4/2020	HUS	1,155	—	1,155
COP	886,991	USD	915,640	11/4/2020	HUS	—	(28,649)	(28,649)
CNY	22,208,121	USD	22,157,221	11/4/2020	HUS	50,900	—	50,900
USD	25,784,743	BRL	24,268,140	11/4/2020	HUS	1,516,603	—	1,516,603
USD	2,438,531	BRL	2,390,044	11/4/2020	HUS	48,487	—	48,487
USD	2,323,181	COP	2,347,918	11/4/2020	HUS	—	(24,737)	(24,737)
USD	1,354,649	BRL	1,328,461	11/4/2020	HUS	26,188	—	26,188
USD	682,293	BRL	680,540	11/4/2020	HUS	1,753	—	1,753
USD	566,651	BRL	564,893	11/4/2020	HUS	1,758	—	1,758
USD	535,584	BRL	533,757	11/4/2020	HUS	1,827	—	1,827
USD	528,572	BRL	526,424	11/4/2020	HUS	2,148	—	2,148
USD	510,432	BRL	508,271	11/4/2020	HUS	2,161	—	2,161
USD	503,190	BRL	498,173	11/4/2020	HUS	5,017	—	5,017
USD	496,477	BRL	492,594	11/4/2020	HUS	3,883	—	3,883
USD	473,114	BRL	471,966	11/4/2020	HUS	1,148	—	1,148
USD	468,078	BRL	462,589	11/4/2020	HUS	5,489	—	5,489
USD	440,390	BRL	436,399	11/4/2020	HUS	3,991	—	3,991
USD	428,774	BRL	425,422	11/4/2020	HUS	3,352	—	3,352
USD	405,696	BRL	403,031	11/4/2020	HUS	2,665	—	2,665
USD	346,059	BRL	342,885	11/4/2020	HUS	3,174	—	3,174
USD	324,511	BRL	327,078	11/4/2020	HUS	—	(2,567)	(2,567)
USD	318,398	BRL	320,254	11/4/2020	HUS	—	(1,856)	(1,856)
USD	312,847	BRL	312,629	11/4/2020	HUS	218	—	218
USD	309,546	BRL	312,211	11/4/2020	HUS	—	(2,665)	(2,665)
USD	287,651	BRL	284,670	11/4/2020	HUS	2,981	—	2,981
USD	273,174	BRL	272,288	11/4/2020	HUS	886	—	886
USD	265,233	BRL	267,610	11/4/2020	HUS	—	(2,377)	(2,377)
USD	249,074	BRL	249,086	11/4/2020	HUS	—	(12)	(12)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	250,792	BRL	247,816	11/4/2020	HUS	$2,976	$—	$2,976
USD	250,763	BRL	247,816	11/4/2020	HUS	2,947	—	2,947
USD	236,633	BRL	235,983	11/4/2020	HUS	650	—	650
USD	227,911	BRL	226,847	11/4/2020	HUS	1,064	—	1,064
USD	225,769	BRL	225,788	11/4/2020	HUS	—	(19)	(19)
USD	200,651	BRL	198,252	11/4/2020	HUS	2,399	—	2,399
USD	198,330	BRL	195,711	11/4/2020	HUS	2,619	—	2,619
USD	191,260	BRL	191,051	11/4/2020	HUS	209	—	209
USD	176,895	BRL	178,406	11/4/2020	HUS	—	(1,511)	(1,511)
USD	183,207	BRL	177,919	11/4/2020	HUS	5,288	—	5,288
USD	179,540	BRL	177,919	11/4/2020	HUS	1,621	—	1,621
USD	179,443	BRL	177,919	11/4/2020	HUS	1,524	—	1,524
USD	180,307	BRL	177,919	11/4/2020	HUS	2,388	—	2,388
USD	165,092	BRL	160,127	11/4/2020	HUS	4,965	—	4,965
USD	161,458	BRL	160,127	11/4/2020	HUS	1,331	—	1,331
USD	161,496	BRL	160,127	11/4/2020	HUS	1,369	—	1,369
USD	161,452	BRL	160,127	11/4/2020	HUS	1,325	—	1,325
USD	162,266	BRL	160,127	11/4/2020	HUS	2,139	—	2,139
USD	160,633	BRL	159,237	11/4/2020	HUS	1,396	—	1,396
USD	143,277	BRL	142,335	11/4/2020	HUS	942	—	942
USD	143,511	BRL	142,335	11/4/2020	HUS	1,176	—	1,176
USD	143,644	BRL	142,335	11/4/2020	HUS	1,309	—	1,309
USD	143,455	BRL	142,335	11/4/2020	HUS	1,120	—	1,120
USD	143,513	BRL	142,335	11/4/2020	HUS	1,178	—	1,178
USD	143,531	BRL	142,335	11/4/2020	HUS	1,196	—	1,196
USD	144,225	BRL	142,335	11/4/2020	HUS	1,890	—	1,890
USD	144,210	BRL	142,335	11/4/2020	HUS	1,875	—	1,875
USD	141,603	BRL	142,335	11/4/2020	HUS	—	(732)	(732)
USD	128,396	BRL	124,543	11/4/2020	HUS	3,853	—	3,853
USD	128,393	BRL	124,543	11/4/2020	HUS	3,850	—	3,850
USD	125,531	BRL	124,543	11/4/2020	HUS	988	—	988
USD	125,732	BRL	124,543	11/4/2020	HUS	1,189	—	1,189
USD	125,446	BRL	124,543	11/4/2020	HUS	903	—	903
USD	125,525	BRL	124,543	11/4/2020	HUS	982	—	982
USD	124,511	BRL	124,543	11/4/2020	HUS	—	(32)	(32)
USD	124,513	BRL	124,543	11/4/2020	HUS	—	(30)	(30)
USD	126,344	BRL	124,543	11/4/2020	HUS	1,801	—	1,801
USD	123,839	BRL	124,543	11/4/2020	HUS	—	(704)	(704)
USD	123,806	BRL	124,543	11/4/2020	HUS	—	(737)	(737)
USD	123,795	BRL	124,543	11/4/2020	HUS	—	(748)	(748)
USD	110,031	BRL	106,751	11/4/2020	HUS	3,280	—	3,280
USD	109,657	BRL	106,751	11/4/2020	HUS	2,906	—	2,906
USD	108,098	BRL	106,751	11/4/2020	HUS	1,347	—	1,347
USD	108,230	BRL	106,751	11/4/2020	HUS	1,479	—	1,479
USD	108,192	BRL	106,751	11/4/2020	HUS	1,441	—	1,441
USD	108,200	BRL	106,751	11/4/2020	HUS	1,449	—	1,449
USD	106,735	BRL	106,751	11/4/2020	HUS	—	(16)	(16)
USD	108,143	BRL	106,751	11/4/2020	HUS	1,392	—	1,392
USD	107,336	BRL	106,751	11/4/2020	HUS	585	—	585
USD	108,169	BRL	106,751	11/4/2020	HUS	1,418	—	1,418
USD	108,203	BRL	106,751	11/4/2020	HUS	1,452	—	1,452
USD	106,695	BRL	106,751	11/4/2020	HUS	—	(56)	(56)
USD	106,742	BRL	106,751	11/4/2020	HUS	—	(9)	(9)
USD	106,727	BRL	106,751	11/4/2020	HUS	—	(24)	(24)
USD	106,322	BRL	106,751	11/4/2020	HUS	—	(429)	(429)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	91,707	BRL	88,959	11/4/2020	HUS	$2,748	$—	$2,748
USD	90,095	BRL	88,959	11/4/2020	HUS	1,136	—	1,136
USD	90,088	BRL	88,959	11/4/2020	HUS	1,129	—	1,129
USD	89,592	BRL	88,959	11/4/2020	HUS	633	—	633
USD	89,656	BRL	88,959	11/4/2020	HUS	697	—	697
USD	89,600	BRL	88,959	11/4/2020	HUS	641	—	641
USD	89,716	BRL	88,959	11/4/2020	HUS	757	—	757
USD	88,968	BRL	88,959	11/4/2020	HUS	9	—	9
USD	89,438	BRL	88,959	11/4/2020	HUS	479	—	479
USD	88,931	BRL	88,959	11/4/2020	HUS	—	(28)	(28)
USD	88,644	BRL	88,959	11/4/2020	HUS	—	(315)	(315)
USD	73,873	BRL	71,168	11/4/2020	HUS	2,705	—	2,705
USD	73,862	BRL	71,168	11/4/2020	HUS	2,694	—	2,694
USD	73,373	BRL	71,168	11/4/2020	HUS	2,205	—	2,205
USD	72,476	BRL	71,168	11/4/2020	HUS	1,308	—	1,308
USD	72,466	BRL	71,168	11/4/2020	HUS	1,298	—	1,298
USD	72,054	BRL	71,168	11/4/2020	HUS	886	—	886
USD	72,074	BRL	71,168	11/4/2020	HUS	906	—	906
USD	72,092	BRL	71,168	11/4/2020	HUS	924	—	924
USD	72,198	BRL	71,168	11/4/2020	HUS	1,030	—	1,030
USD	71,670	BRL	71,168	11/4/2020	HUS	502	—	502
USD	72,059	BRL	71,168	11/4/2020	HUS	891	—	891
USD	72,124	BRL	71,168	11/4/2020	HUS	956	—	956
USD	72,134	BRL	71,168	11/4/2020	HUS	966	—	966
USD	72,137	BRL	71,168	11/4/2020	HUS	969	—	969
USD	71,615	BRL	71,168	11/4/2020	HUS	447	—	447
USD	71,597	BRL	71,168	11/4/2020	HUS	429	—	429
USD	72,067	BRL	71,168	11/4/2020	HUS	899	—	899
USD	72,047	BRL	71,168	11/4/2020	HUS	879	—	879
USD	72,154	BRL	71,168	11/4/2020	HUS	986	—	986
USD	72,170	BRL	71,168	11/4/2020	HUS	1,002	—	1,002
USD	71,689	BRL	71,168	11/4/2020	HUS	521	—	521
USD	71,799	BRL	71,168	11/4/2020	HUS	631	—	631
USD	71,842	BRL	71,168	11/4/2020	HUS	674	—	674
USD	71,778	BRL	71,168	11/4/2020	HUS	610	—	610
USD	71,783	BRL	71,168	11/4/2020	HUS	615	—	615
USD	72,186	BRL	71,168	11/4/2020	HUS	1,018	—	1,018
USD	71,168	BRL	71,168	11/4/2020	HUS	—	—	—
USD	71,134	BRL	71,168	11/4/2020	HUS	—	(34)	(34)
USD	72,186	BRL	71,168	11/4/2020	HUS	1,018	—	1,018
USD	72,198	BRL	71,168	11/4/2020	HUS	1,030	—	1,030
USD	70,788	BRL	71,168	11/4/2020	HUS	—	(380)	(380)
USD	70,941	BRL	71,168	11/4/2020	HUS	—	(227)	(227)
USD	70,827	BRL	71,168	11/4/2020	HUS	—	(341)	(341)
USD	71,201	BRL	71,168	11/4/2020	HUS	33	—	33
USD	54,390	BRL	53,376	11/4/2020	HUS	1,014	—	1,014
USD	54,378	BRL	53,376	11/4/2020	HUS	1,002	—	1,002
USD	54,058	BRL	53,376	11/4/2020	HUS	682	—	682
USD	53,404	BRL	53,376	11/4/2020	HUS	28	—	28
USD	53,394	BRL	53,376	11/4/2020	HUS	18	—	18
USD	53,355	BRL	53,376	11/4/2020	HUS	—	(21)	(21)
USD	53,338	BRL	53,376	11/4/2020	HUS	—	(38)	(38)
USD	53,326	BRL	53,376	11/4/2020	HUS	—	(50)	(50)
USD	54,098	BRL	53,376	11/4/2020	HUS	722	—	722
USD	53,809	BRL	53,376	11/4/2020	HUS	433	—	433

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	53,734	BRL	53,376	11/4/2020	HUS	$358	$—	$358
USD	53,761	BRL	53,376	11/4/2020	HUS	385	—	385
USD	53,745	BRL	53,376	11/4/2020	HUS	369	—	369
USD	53,730	BRL	53,376	11/4/2020	HUS	354	—	354
USD	53,383	BRL	53,376	11/4/2020	HUS	7	—	7
USD	53,833	BRL	53,376	11/4/2020	HUS	457	—	457
USD	54,030	BRL	53,376	11/4/2020	HUS	654	—	654
USD	54,094	BRL	53,376	11/4/2020	HUS	718	—	718
USD	53,670	BRL	53,376	11/4/2020	HUS	294	—	294
USD	53,634	BRL	53,376	11/4/2020	HUS	258	—	258
USD	53,683	BRL	53,376	11/4/2020	HUS	307	—	307
USD	54,124	BRL	53,376	11/4/2020	HUS	748	—	748
USD	53,753	BRL	53,376	11/4/2020	HUS	377	—	377
USD	53,788	BRL	53,376	11/4/2020	HUS	412	—	412
USD	53,364	BRL	53,376	11/4/2020	HUS	—	(12)	(12)
USD	53,628	BRL	53,376	11/4/2020	HUS	252	—	252
USD	53,015	BRL	53,376	11/4/2020	HUS	—	(361)	(361)
USD	53,020	BRL	53,376	11/4/2020	HUS	—	(356)	(356)
USD	53,126	BRL	53,376	11/4/2020	HUS	—	(250)	(250)
USD	53,082	BRL	53,376	11/4/2020	HUS	—	(294)	(294)
USD	53,299	BRL	53,376	11/4/2020	HUS	—	(77)	(77)
USD	53,145	BRL	53,376	11/4/2020	HUS	—	(231)	(231)
USD	53,243	BRL	53,376	11/4/2020	HUS	—	(133)	(133)
USD	53,108	BRL	53,376	11/4/2020	HUS	—	(268)	(268)
USD	53,103	BRL	53,376	11/4/2020	HUS	—	(273)	(273)
USD	53,091	BRL	53,376	11/4/2020	HUS	—	(285)	(285)
USD	53,370	BRL	53,376	11/4/2020	HUS	—	(6)	(6)
USD	53,396	BRL	53,376	11/4/2020	HUS	20	—	20
USD	53,355	BRL	53,376	11/4/2020	HUS	—	(21)	(21)
USD	53,392	BRL	53,376	11/4/2020	HUS	16	—	16
USD	36,929	BRL	35,584	11/4/2020	HUS	1,345	—	1,345
USD	36,968	BRL	35,584	11/4/2020	HUS	1,384	—	1,384
USD	36,916	BRL	35,584	11/4/2020	HUS	1,332	—	1,332
USD	36,214	BRL	35,584	11/4/2020	HUS	630	—	630
USD	36,199	BRL	35,584	11/4/2020	HUS	615	—	615
USD	36,234	BRL	35,584	11/4/2020	HUS	650	—	650
USD	36,211	BRL	35,584	11/4/2020	HUS	627	—	627
USD	36,039	BRL	35,584	11/4/2020	HUS	455	—	455
USD	36,023	BRL	35,584	11/4/2020	HUS	439	—	439
USD	35,992	BRL	35,584	11/4/2020	HUS	408	—	408
USD	35,970	BRL	35,584	11/4/2020	HUS	386	—	386
USD	35,970	BRL	35,584	11/4/2020	HUS	386	—	386
USD	35,619	BRL	35,584	11/4/2020	HUS	35	—	35
USD	35,556	BRL	35,584	11/4/2020	HUS	—	(28)	(28)
USD	35,580	BRL	35,584	11/4/2020	HUS	—	(4)	(4)
USD	35,848	BRL	35,584	11/4/2020	HUS	264	—	264
USD	35,835	BRL	35,584	11/4/2020	HUS	251	—	251
USD	35,791	BRL	35,584	11/4/2020	HUS	207	—	207
USD	35,799	BRL	35,584	11/4/2020	HUS	215	—	215
USD	35,544	BRL	35,584	11/4/2020	HUS	—	(40)	(40)
USD	35,583	BRL	35,584	11/4/2020	HUS	—	(1)	(1)
USD	35,601	BRL	35,584	11/4/2020	HUS	17	—	17
USD	35,616	BRL	35,584	11/4/2020	HUS	32	—	32
USD	35,623	BRL	35,584	11/4/2020	HUS	39	—	39
USD	35,603	BRL	35,584	11/4/2020	HUS	19	—	19

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	35,619	BRL	35,584	11/4/2020	HUS	$35	$—	$35
USD	35,578	BRL	35,584	11/4/2020	HUS	—	(6)	(6)
USD	35,594	BRL	35,584	11/4/2020	HUS	10	—	10
USD	35,866	BRL	35,584	11/4/2020	HUS	282	—	282
USD	36,063	BRL	35,584	11/4/2020	HUS	479	—	479
USD	36,057	BRL	35,584	11/4/2020	HUS	473	—	473
USD	35,804	BRL	35,584	11/4/2020	HUS	220	—	220
USD	35,781	BRL	35,584	11/4/2020	HUS	197	—	197
USD	35,773	BRL	35,584	11/4/2020	HUS	189	—	189
USD	36,060	BRL	35,584	11/4/2020	HUS	476	—	476
USD	36,070	BRL	35,584	11/4/2020	HUS	486	—	486
USD	36,057	BRL	35,584	11/4/2020	HUS	473	—	473
USD	35,573	BRL	35,584	11/4/2020	HUS	—	(11)	(11)
USD	35,576	BRL	35,584	11/4/2020	HUS	—	(8)	(8)
USD	35,371	BRL	35,584	11/4/2020	HUS	—	(213)	(213)
USD	35,398	BRL	35,584	11/4/2020	HUS	—	(186)	(186)
USD	35,378	BRL	35,584	11/4/2020	HUS	—	(206)	(206)
USD	35,394	BRL	35,584	11/4/2020	HUS	—	(190)	(190)
USD	35,393	BRL	35,584	11/4/2020	HUS	—	(191)	(191)
USD	35,320	BRL	35,584	11/4/2020	HUS	—	(264)	(264)
USD	35,343	BRL	35,584	11/4/2020	HUS	—	(241)	(241)
USD	35,343	BRL	35,584	11/4/2020	HUS	—	(241)	(241)
USD	35,350	BRL	35,584	11/4/2020	HUS	—	(234)	(234)
USD	35,363	BRL	35,584	11/4/2020	HUS	—	(221)	(221)
USD	35,371	BRL	35,584	11/4/2020	HUS	—	(213)	(213)
USD	35,616	BRL	35,584	11/4/2020	HUS	32	—	32
USD	35,551	BRL	35,584	11/4/2020	HUS	—	(33)	(33)
USD	35,527	BRL	35,584	11/4/2020	HUS	—	(57)	(57)
USD	35,396	BRL	35,584	11/4/2020	HUS	—	(188)	(188)
USD	35,457	BRL	35,584	11/4/2020	HUS	—	(127)	(127)
USD	35,591	BRL	35,584	11/4/2020	HUS	7	—	7
USD	35,624	BRL	35,584	11/4/2020	HUS	40	—	40
USD	35,570	BRL	35,584	11/4/2020	HUS	—	(14)	(14)
USD	35,616	BRL	35,584	11/4/2020	HUS	32	—	32
USD	35,558	BRL	35,584	11/4/2020	HUS	—	(26)	(26)
USD	35,602	BRL	35,584	11/4/2020	HUS	18	—	18
USD	35,507	BRL	35,584	11/4/2020	HUS	—	(77)	(77)
USD	35,479	BRL	35,584	11/4/2020	HUS	—	(105)	(105)
USD	35,498	BRL	35,584	11/4/2020	HUS	—	(86)	(86)
USD	35,494	BRL	35,584	11/4/2020	HUS	—	(90)	(90)
USD	35,489	BRL	35,584	11/4/2020	HUS	—	(95)	(95)
USD	35,515	BRL	35,584	11/4/2020	HUS	—	(69)	(69)
USD	35,522	BRL	35,584	11/4/2020	HUS	—	(62)	(62)
USD	35,528	BRL	35,584	11/4/2020	HUS	—	(56)	(56)
USD	18,484	BRL	17,792	11/4/2020	HUS	692	—	692
USD	18,469	BRL	17,792	11/4/2020	HUS	677	—	677
USD	18,468	BRL	17,792	11/4/2020	HUS	676	—	676
USD	18,115	BRL	17,792	11/4/2020	HUS	323	—	323
USD	18,104	BRL	17,792	11/4/2020	HUS	312	—	312
USD	18,101	BRL	17,792	11/4/2020	HUS	309	—	309
USD	18,105	BRL	17,792	11/4/2020	HUS	313	—	313
USD	18,046	BRL	17,792	11/4/2020	HUS	254	—	254
USD	18,024	BRL	17,792	11/4/2020	HUS	232	—	232
USD	18,011	BRL	17,792	11/4/2020	HUS	219	—	219
USD	18,030	BRL	17,792	11/4/2020	HUS	238	—	238

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,100	BRL	17,792	11/4/2020	HUS	$308	$—	$308
USD	18,036	BRL	17,792	11/4/2020	HUS	244	—	244
USD	18,046	BRL	17,792	11/4/2020	HUS	254	—	254
USD	18,032	BRL	17,792	11/4/2020	HUS	240	—	240
USD	18,007	BRL	17,792	11/4/2020	HUS	215	—	215
USD	17,980	BRL	17,792	11/4/2020	HUS	188	—	188
USD	17,789	BRL	17,792	11/4/2020	HUS	—	(3)	(3)
USD	17,780	BRL	17,792	11/4/2020	HUS	—	(12)	(12)
USD	17,922	BRL	17,792	11/4/2020	HUS	130	—	130
USD	17,786	BRL	17,792	11/4/2020	HUS	—	(6)	(6)
USD	17,795	BRL	17,792	11/4/2020	HUS	3	—	3
USD	17,805	BRL	17,792	11/4/2020	HUS	13	—	13
USD	17,810	BRL	17,792	11/4/2020	HUS	18	—	18
USD	17,791	BRL	17,792	11/4/2020	HUS	—	(1)	(1)
USD	18,043	BRL	17,792	11/4/2020	HUS	251	—	251
USD	17,897	BRL	17,792	11/4/2020	HUS	105	—	105
USD	17,876	BRL	17,792	11/4/2020	HUS	84	—	84
USD	17,670	BRL	17,792	11/4/2020	HUS	—	(122)	(122)
USD	17,781	BRL	17,792	11/4/2020	HUS	—	(11)	(11)
USD	17,771	BRL	17,792	11/4/2020	HUS	—	(21)	(21)
USD	17,714	BRL	17,792	11/4/2020	HUS	—	(78)	(78)
USD	17,773	BRL	17,792	11/4/2020	HUS	—	(19)	(19)
USD	17,754	BRL	17,792	11/4/2020	HUS	—	(38)	(38)
USD	17,746	BRL	17,792	11/4/2020	HUS	—	(46)	(46)
USD	17,751	BRL	17,792	11/4/2020	HUS	—	(41)	(41)
USD	17,749	BRL	17,792	11/4/2020	HUS	—	(43)	(43)
USD	17,749	BRL	17,792	11/4/2020	HUS	—	(43)	(43)
USD	7,085,578	PEN	6,937,467	10/28/2020	RBS	148,111	—	148,111

						$4,001,782	$(5,197,478)	$(1,195,696)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
DUB	Deutsche Bank AG
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:
CAC 40	Euronet Paris—French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International— Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500 Index	U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$36,092,012	$1,213,648,254	$—	$1,249,740,266

Total Investments in Securities - Assets	$36,092,012	$1,213,648,254	$—	$1,249,740,266

Financial Derivative Instruments - Assets
Futures Contracts	$11,013,280	$928,052	$—	$11,941,332
Forward Foreign Currency Contracts	—	4,001,782	—	4,001,782

Total Financial Derivative Instruments - Assets	$11,013,280	$4,929,834	$—	$15,943,114

Financial Derivative Instruments - Liabilities
Futures Contracts	$(19,522,420)	$(100,560)	$—	$(19,622,980)
Forward Foreign Currency Contracts	—	(5,197,478)	—	(5,197,478)

Total Financial Derivative Instruments - Liabilities	$(19,522,420)	$(5,298,038)	$—	$(24,820,458)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 21.98%
Deutsche Bundesrepublik Inflation-Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B C	EUR	32,721,011	$44,996,833
French Republic Government Bond OAT, 0.700%, Due 7/25/2030, Series OATEA C D	EUR	30,975,605	42,935,813
United Kingdom Gilt Inflation-Linked, 0.125%, Due 3/22/2029, Series 3MOA C	GBP	38,407,350	64,294,736

Total Foreign Sovereign Obligations (Cost $151,155,663)			152,227,382

U.S. TREASURY OBLIGATIONS - 12.96%
United States Treasury Inflation-Protected Security,
0.125%, Due 10/15/2024C		$33,320,430	35,369,767
0.250%, Due 7/15/2029C		48,612,650	54,392,365

Total U.S. Treasury Obligations (Cost $88,952,818)			89,762,132

		Shares
SHORT-TERM INVESTMENTS - 57.70%
Investment Companies - 6.54%
American Beacon U.S. Government Money Market Select Fund, 0.01%B E F		45,299,365	45,299,365

		Principal Amount*
U.S. Treasury Obligations - 51.16%
U.S. Treasury Bills,
0.215%, Due 12/3/2020B		$25,000,000	24,995,844
0.144%, Due 1/7/2021B		58,000,000	57,984,803
0.096%, Due 1/28/2021B		100,000,000	99,966,531
0.112%, Due 2/4/2021B		71,500,000	71,474,349
0.102%, Due 2/18/2021		50,000,000	49,980,556
0.114%, Due 3/4/2021		50,000,000	49,978,611

Total U.S. Treasury Obligations			354,380,694

Total Short-Term Investments (Cost $399,667,244)			399,680,059

TOTAL INVESTMENTS - 92.64% (Cost $639,775,725)			641,669,573
OTHER ASSETS, NET OF LIABILITIES - 7.36%			50,965,985

TOTAL NET ASSETS - 100.00%			$692,635,558

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S—Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B All or a portion represents positions held by the American Beacon Cayman TargetRisk Co, Ltd.
C Inflation-Indexed Note.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $42,935,813 or 6.20% of net assets. The Fund has no right to demand registration of these securities.

E The Fund is affiliated by having the same investment advisor.
F 7-day yield.

GILT - Bank of England Bonds.
OAT - Obligations Assimilables du Trésor.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Long Futures Contracts Open on September 30, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	48	October 2020	$6,263,873	$6,163,296	$(100,577)
BIST 30 Index Futures	1,043	October 2020	1,691,273	1,744,917	53,644
CAC 40 Index Futures	130	October 2020	7,648,101	7,317,611	(330,490)
DAX Index Futures	19	December 2020	7,336,157	7,116,799	(219,358)
Euro Stoxx 50 Index Futures	256	December 2020	9,930,635	9,586,700	(343,935)
FTSE 100 Index Futures	530	December 2020	41,067,740	39,949,148	(1,118,592)
FTSE China A50 Index Futures	48	October 2020	725,846	725,760	(86)
FTSE/JSE Top 40 Index Futures	67	December 2020	2,068,047	2,015,280	(52,767)
FTSE/MIB Index Futures	46	December 2020	5,330,993	5,114,167	(216,826)
Hang Seng China Enterprises Index Futures	60	October 2020	3,627,341	3,630,944	3,603
Hang Seng Index Futures	26	October 2020	3,910,388	3,930,169	19,781
KOSPI 200 Index Futures	93	December 2020	6,239,263	6,161,896	(77,367)
MSCI SING IX ETS Futures	113	October 2020	2,344,891	2,340,214	(4,677)
MSCI Taiwan Stock Index Futures	47	October 2020	2,266,688	2,317,100	50,412
NASDAQ 100 E-Mini Futures	77	December 2020	17,177,158	17,567,165	390,007
Nikkei 225 (SGX) Futures	142	December 2020	15,449,453	15,621,818	172,365
OMXS30 Index Futures	101	October 2020	2,042,154	2,065,200	23,046
S&P 500 E-Mini Index Futures	202	December 2020	33,777,670	33,855,200	77,530
S&P/TSX 60 Index Futures	84	December 2020	12,204,151	12,131,126	(73,025)
SGX NIFTY 50 Index Futures	19	October 2020	422,617	427,652	5,035
SPI 200 Futures	21	December 2020	2,209,631	2,181,733	(27,898)
TOPIX Index Futures	57	December 2020	8,633,862	8,785,237	151,375

			$192,367,932	$190,749,132	$(1,618,800)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond Futures	137	December 2020	$14,506,131	$14,659,353	$153,222
Australian 3-Year Bond Futures	174	December 2020	14,580,709	14,619,595	38,886
Canadian 10-Year Bond Futures	86	December 2020	9,809,814	9,804,859	(4,955)
Euro OAT Futures	121	December 2020	23,791,181	23,911,586	120,405
Euro-Bobl Futures	282	December 2020	44,689,558	44,691,370	1,812
Euro-BTP Futures	86	December 2020	14,679,506	14,880,592	201,086
Euro-Bund Futures	223	December 2020	45,488,076	45,629,353	141,277
Euro-Buxl Futures	19	December 2020	4,895,318	4,960,541	65,223
Japanese 10-Year Government Bond Futures	67	December 2020	96,497,475	96,632,722	135,247
Korea 10-Year Government Bond Futures	54	December 2020	6,088,256	6,146,626	58,370
Korea 3-Year Government Bond Futures	76	December 2020	7,258,633	7,283,523	24,890
Long GILT Futures	568	December 2020	99,753,084	99,755,212	2,128
U.S. Long Bond Futures	223	December 2020	39,349,531	39,310,719	(38,812)
U.S. Treasury 10-Year Note Futures	428	December 2020	59,595,992	59,719,375	123,383
U.S. Treasury 2-Year Note Futures	100	December 2020	22,086,654	22,096,093	9,439
U.S. Treasury 5-Year Note Futures	353	December 2020	44,450,165	44,489,032	38,867
U.S. Ultra Bond Futures	112	December 2020	24,911,632	24,843,000	(68,632)

			$572,431,715	$573,433,551	$1,001,836

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on September 30, 2020:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2020 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2025	0.8589	USD	25,000	$(169,955)	$(177,712)	$(7,757)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2025	1.0481	USD	10,000	(444,391)	(499,092)	(54,701)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2025	1.0481	USD	10,000	(447,197)	(499,091)	(51,894)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2025	1.0481	USD	20,000	(942,380)	(1,000,961)	(58,581)

							$(2,003,923)	$(2,176,856)	$(172,933)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2020 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2025	1.0501	USD	40,000	$2,456,678	$2,007,477	$(449,201)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2025	0.8390	USD	25,000	173,700	177,712	4,012
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2025	3.4502	EUR	75,000	1,915,190	1,898,741	(16,449)
iTraxx Europe Senior Financials	5.00	Quarterly	12/20/2025	3.4502	EUR	15,000	1,456,022	1,280,159	(175,863)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2025	0.5868	USD	25,000	519,518	530,082	10,564
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2025	0.5868	USD	90,000	1,863,665	1,908,294	44,629
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2025	1.0422	USD	10,000	405,750	424,303	18,553
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2025	1.0422	USD	10,000	411,550	424,303	12,753
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2025	1.0422	USD	20,000	863,000	851,384	(11,616)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2025	0.5868	USD	5,000	105,320	105,877	557

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on September 30, 2020: (Continued)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Continued)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2020 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2025	3.4502	EUR	5,000	116,138	117,742	1,604

							$10,286,531	$9,726,074	$(560,457)

OTC Swap Agreements Outstanding on September 30, 2020:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	10/5/2020	783,000	76,789,834	$—	$(3,251,884)

									$—	$(3,251,884)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Forward Foreign Currency Contracts Open on September 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	60,040,294	GBP	60,138,142	10/15/2020	SSB	$—	$(97,848)	$(97,848)
USD	40,245,947	EUR	39,691,374	10/15/2020	SSB	554,573	—	554,573
USD	37,946,906	EUR	37,424,013	10/15/2020	SSB	522,893	—	522,893
USD	5,669,841	EUR	5,612,003	10/15/2020	SSB	57,838	—	57,838
USD	2,089,484	GBP	2,102,161	10/15/2020	SSB	—	(12,677)	(12,677)
USD	2,056,315	GBP	2,085,965	10/15/2020	SSB	—	(29,650)	(29,650)
USD	1,903,155	GBP	1,895,714	10/15/2020	SSB	7,441	—	7,441
USD	1,485,480	EUR	1,475,088	10/15/2020	SSB	10,392	—	10,392
USD	1,468,128	EUR	1,471,670	10/15/2020	SSB	—	(3,542)	(3,542)
USD	1,486,450	EUR	1,467,899	10/15/2020	SSB	18,551	—	18,551
USD	1,479,098	EUR	1,460,639	10/15/2020	SSB	18,459	—	18,459
USD	1,257,980	GBP	1,279,483	10/15/2020	SSB	—	(21,503)	(21,503)
USD	1,103,580	EUR	1,106,243	10/15/2020	SSB	—	(2,663)	(2,663)
USD	895,843	GBP	901,870	10/15/2020	SSB	—	(6,027)	(6,027)
USD	732,068	EUR	733,834	10/15/2020	SSB	—	(1,766)	(1,766)
USD	728,868	EUR	732,188	10/15/2020	SSB	—	(3,320)	(3,320)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	738,836	EUR	731,299	10/15/2020	SSB	$7,537	$—	$7,537
USD	539,128	EUR	543,062	10/15/2020	SSB	—	(3,934)	(3,934)
USD	435,373	EUR	429,940	10/15/2020	SSB	5,433	—	5,433
USD	307,813	EUR	307,781	10/15/2020	SSB	32	—	32
USD	276,215	GBP	278,474	10/15/2020	SSB	—	(2,259)	(2,259)
USD	266,995	GBP	268,198	10/15/2020	SSB	—	(1,203)	(1,203)
USD	190,911	EUR	191,734	10/15/2020	SSB	—	(823)	(823)
USD	163,952	EUR	162,252	10/15/2020	SSB	1,700	—	1,700
USD	141,847	HKD	141,858	10/15/2020	SSB	—	(11)	(11)
USD	137,574	EUR	137,965	10/15/2020	SSB	—	(391)	(391)
USD	135,169	GBP	136,940	10/15/2020	SSB	—	(1,771)	(1,771)
USD	139,078	AUD	136,181	10/15/2020	SSB	2,897	—	2,897
USD	110,955	HKD	110,974	10/15/2020	SSB	—	(19)	(19)
USD	69,781	HKD	69,794	10/15/2020	SSB	—	(13)	(13)
USD	66,094	HKD	66,105	10/15/2020	SSB	—	(11)	(11)
USD	56,297	CAD	56,457	10/15/2020	SSB	—	(160)	(160)
USD	55,123	ZAR	56,118	10/15/2020	SSB	—	(995)	(995)
USD	54,134	GBP	54,896	10/15/2020	SSB	—	(762)	(762)
USD	45,314	HKD	45,316	10/15/2020	SSB	—	(2)	(2)
USD	43,263	CAD	43,284	10/15/2020	SSB	—	(21)	(21)
USD	40,454	TRY	40,470	10/15/2020	SSB	—	(16)	(16)
USD	29,414	ZAR	29,830	10/15/2020	SSB	—	(416)	(416)
USD	23,463	JPY	23,589	10/15/2020	SSB	—	(126)	(126)
USD	23,545	AUD	23,055	10/15/2020	SSB	490	—	490
USD	22,947	AUD	22,557	10/15/2020	SSB	390	—	390
USD	20,822	EUR	20,621	10/15/2020	SSB	201	—	201
USD	18,410	EUR	18,494	10/15/2020	SSB	—	(84)	(84)
USD	13,135	ZAR	13,466	10/15/2020	SSB	—	(331)	(331)
USD	11,221	SGD	11,253	10/15/2020	SSB	—	(32)	(32)
USD	1,968	HKD	1,968	10/15/2020	SSB	—	—	—
USD	1,452	HKD	1,452	10/15/2020	SSB	—	—	—
USD	1,384	TRY	1,379	10/15/2020	SSB	5	—	5

						$1,208,832	$(192,376)	$1,016,456

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
BIST 30	Bora Istanbul 30 Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500 Index	U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.
OTC	Over-the-Counter.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$152,227,382	$—	$152,227,382
U.S. Treasury Obligations	—	89,762,132	—	89,762,132
Short-Term Investments	45,299,365	354,380,694	—	399,680,059

Total Investments in Securities – Assets	$45,299,365	$596,370,208	$—	$641,669,573

Financial Derivative Instruments – Assets
Futures Contracts	$2,061,033	$—	$—	$2,061,033
Swap Contract Agreements	—	92,672	—	92,672
Forward Foreign Currency Contracts	—	1,208,832	—	1,208,832

Total Financial Derivative Instruments – Assets	$2,061,033	$1,301,504	$—	$3,362,537

Financial Derivative Instruments – Liabilities
Futures Contracts	$(2,677,997)	$—	$—	$(2,677,997)
Swap Contract Agreements	—	(4,077,946)	—	(4,077,946)
Forward Foreign Currency Contracts	—	(192,376)	—	(192,376)

Total Financial Derivative Instruments – Liabilities	$(2,677,997)	$(4,270,322)	$—	$(6,948,319)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.14%
Communication Services - 0.90%
Media - 0.90%
Nexstar Media Group, Inc., Class A	3,622	$325,727

Consumer Discretionary - 4.55%
Automobiles - 0.69%
Winnebago Industries, Inc.	4,829	249,514

Household Durables - 1.59%
MDC Holdings, Inc.	12,210	575,091

Leisure Products - 2.27%
Brunswick Corp.	7,052	415,433
Johnson Outdoors, Inc., Class A	4,930	403,718

		819,151

Total Consumer Discretionary		1,643,756

Consumer Staples - 3.29%
Food Products - 3.29%
John B Sanfilippo & Son, Inc.	4,829	364,010
Lancaster Colony Corp.	4,602	822,838

		1,186,848

Total Consumer Staples		1,186,848

Energy - 0.59%
Oil, Gas & Consumable Fuels - 0.59%
World Fuel Services Corp.	10,062	213,214

Financials - 8.76%
Banks - 2.93%
First Financial Bancorp	31,781	381,531
First Interstate BancSystem, Inc., Class A	21,261	677,163

		1,058,694

Capital Markets - 1.71%
Evercore, Inc., Class A	9,405	615,651

Insurance - 4.12%
Horace Mann Educators Corp.	15,751	526,084
Kinsale Capital Group, Inc.	5,056	961,550

		1,487,634

Total Financials		3,161,979

Health Care - 22.16%
Health Care Equipment & Supplies - 7.03%
CONMED Corp.	11,047	869,067
LeMaitre Vascular, Inc.	28,620	931,009
Mesa Laboratories, Inc.	2,907	740,587

		2,540,663

Health Care Providers & Services - 9.32%
Chemed Corp.	2,250	1,080,787
Ensign Group, Inc.	15,326	874,502
National Research Corp.	9,455	465,281

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.14% (continued)
Health Care - 22.16% (continued)
Health Care Providers & Services - 9.32% (continued)
US Physical Therapy, Inc.	10,872	$944,559

		3,365,129

Health Care Technology - 3.64%
Simulations Plus, Inc.	17,446	1,314,731

Life Sciences Tools & Services - 2.17%
Luminex Corp.	29,858	783,772

Total Health Care		8,004,295

Industrials - 24.67%
Aerospace & Defense - 3.24%
BWX Technologies, Inc.	15,143	852,702
Curtiss-Wright Corp.	3,413	318,297

		1,170,999

Building Products - 4.68%
AAON, Inc.	7,077	426,389
Simpson Manufacturing Co., Inc.	6,397	621,533
UFP Industries, Inc.	11,377	642,914

		1,690,836

Commercial Services & Supplies - 8.61%
MSA Safety, Inc.	6,448	865,128
Ritchie Bros Auctioneers, Inc.	13,981	828,374
Tetra Tech, Inc.	14,841	1,417,316

		3,110,818

Construction & Engineering - 2.52%
Quanta Services, Inc.	17,179	908,082

Machinery - 3.11%
Federal Signal Corp.	27,202	795,658
Watts Water Technologies, Inc., Class A	3,285	328,993

		1,124,651

Professional Services - 1.51%
Exponent, Inc.	7,560	544,547

Trading Companies & Distributors - 1.00%
Watsco, Inc.	1,544	359,582

Total Industrials		8,909,515

Information Technology - 17.86%
IT Services - 4.54%
CSG Systems International, Inc.	19,264	788,861
Hackett Group, Inc.	17,241	192,754
ManTech International Corp., Class A	9,556	658,217

		1,639,832

Semiconductors & Semiconductor Equipment - 7.27%
Brooks Automation, Inc.	11,123	514,550
CMC Materials, Inc.	4,653	664,495
Power Integrations, Inc.	12,641	700,311
Silicon Motion Technology Corp., ADR	4,904	185,273

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.14% (continued)
Information Technology - 17.86% (continued)
Semiconductors & Semiconductor Equipment - 7.27% (continued)
Universal Display Corp.	3,108	$561,740

		2,626,369

Software - 6.05%
Pegasystems, Inc.	7,838	948,712
Progress Software Corp.	33,659	1,234,612

		2,183,324

Total Information Technology		6,449,525

Materials - 6.36%
Chemicals - 6.36%
Avient Corp.	7,939	210,066
Balchem Corp.	6,423	627,077
Scotts Miracle-Gro Co.	3,260	498,487
Stepan Co.	8,822	961,598

		2,297,228

Total Materials		2,297,228

Real Estate - 6.34%
Equity Real Estate Investment Trusts (REITs) - 6.34%
CoreSite Realty Corp.	3,819	454,002
First Industrial Realty Trust, Inc.	15,245	606,751
Rexford Industrial Realty, Inc.	11,226	513,702
Terreno Realty Corp.	13,051	714,673

		2,289,128

Total Real Estate		2,289,128

Utilities - 2.66%
Gas Utilities - 2.66%
Chesapeake Utilities Corp.	5,056	426,221
ONE Gas, Inc.	7,761	535,586

		961,807

Total Utilities		961,807

Total Common Stocks (Cost $28,411,429)		35,443,022

SHORT-TERM INVESTMENTS - 1.04% (Cost $377,652)
Investment Companies - 1.04%
American Beacon U.S. Government Money Market Select Fund, 0.01%A B	377,652	377,652

TOTAL INVESTMENTS - 99.18% (Cost $28,789,081)		35,820,674
OTHER ASSETS, NET OF LIABILITIES - 0.82%		295,147

TOTAL NET ASSETS - 100.00%		$36,115,821

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

ADR - American Depositary Receipt.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

Long Futures Contracts Open on September 30, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	5	December 2020	$366,454	$376,100	$9,646

			$366,454	$376,100	$9,646

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$35,443,022	$—	$—	$35,443,022
Short-Term Investments	377,652	—	—	377,652

Total Investments in Securities – Assets	$35,820,674	$—	$—	$35,820,674

Financial Derivative Instruments – Assets
Futures Contracts	$9,646	$—	$—	$9,646

Total Financial Derivative Instruments – Assets	$9,646	$—	$—	$9,646

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.12%
Communication Services - 10.96%
Entertainment - 3.76%
Activision Blizzard, Inc.	25,100	$2,031,845
Netflix, Inc.A	3,800	1,900,114
Roku, Inc.A	19,100	3,606,080

		7,538,039

Interactive Media & Services - 1.77%
Match Group, Inc.A	32,100	3,551,865

Media - 4.93%
Cable One, Inc.	1,300	2,451,059
Discovery, Inc., Class AA B	83,300	1,813,441
DISH Network Corp., Class AA	91,100	2,644,633
Sirius XM Holdings, Inc.B	552,200	2,959,792

		9,868,925

Wireless Telecommunication Services - 0.50%
T-Mobile US, Inc.A	8,700	994,932

Total Communication Services		21,953,761

Consumer Discretionary - 12.52%
Internet & Direct Marketing Retail - 4.09%
Amazon.com, Inc.A	2,600	8,186,698

Multiline Retail - 2.42%
Dollar General Corp.	14,500	3,039,490
Target Corp.	11,500	1,810,330

		4,849,820

Specialty Retail - 3.90%
AutoZone, Inc.A	1,700	2,001,988
Best Buy Co., Inc.	22,400	2,492,896
Burlington Stores, Inc.A	6,400	1,318,976
TJX Cos., Inc.	36,000	2,003,400

		7,817,260

Textiles, Apparel & Luxury Goods - 2.11%
Lululemon Athletica, Inc.A	12,800	4,215,936

Total Consumer Discretionary		25,069,714

Consumer Staples - 6.94%
Beverages - 2.63%
Monster Beverage Corp.A	52,700	4,226,540
PepsiCo, Inc.	7,600	1,053,360

		5,279,900

Food & Staples Retailing - 1.03%
Costco Wholesale Corp.	5,800	2,059,000

Food Products - 0.52%
Campbell Soup Co.	21,400	1,035,118

Household Products - 1.21%
Procter & Gamble Co.	17,400	2,418,426

Personal Products - 1.55%
Estee Lauder Cos., Inc., Class A	14,200	3,099,150

Total Consumer Staples		13,891,594

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.12% (continued)
Financials - 5.64%
Capital Markets - 2.05%
Ameriprise Financial, Inc.	13,000	$2,003,430
Charles Schwab Corp.	24,257	878,831
Intercontinental Exchange, Inc.	12,300	1,230,615

		4,112,876

Consumer Finance - 0.66%
Synchrony Financial	50,600	1,324,202

Insurance - 2.93%
Allstate Corp.	17,000	1,600,380
Marsh & McLennan Cos., Inc.	16,900	1,938,430
Progressive Corp.	24,600	2,328,882

		5,867,692

Total Financials		11,304,770

Health Care - 13.31%
Biotechnology - 4.34%
AbbVie, Inc.	19,400	1,699,246
Biogen, Inc.A	8,000	2,269,440
Seagen, Inc.	18,700	3,659,403
Vertex Pharmaceuticals, Inc.A	3,900	1,061,268

		8,689,357

Health Care Equipment & Supplies - 2.25%
Edwards Lifesciences Corp.A	32,400	2,586,168
Insulet Corp.A	8,100	1,916,379

		4,502,547

Health Care Providers & Services - 4.76%
AmerisourceBergen Corp.	18,900	1,831,788
Anthem, Inc.	6,800	1,826,412
DaVita, Inc.A	23,200	1,987,080
UnitedHealth Group, Inc.	12,500	3,897,125

		9,542,405

Pharmaceuticals - 1.96%
Bristol-Myers Squibb Co.	32,300	1,947,367
Zoetis, Inc.	12,000	1,984,440

		3,931,807

Total Health Care		26,666,116

Industrials - 6.60%
Airlines - 0.76%
Delta Air Lines, Inc.	50,000	1,529,000

Commercial Services & Supplies - 3.87%
Republic Services, Inc.	10,100	942,835
Rollins, Inc.	59,600	3,229,724
Waste Management, Inc.	31,600	3,576,172

		7,748,731

Industrial Conglomerates - 0.70%
3M Co.	8,700	1,393,566

See accompanying notes

American Beacon Bridgeay Large Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.12% (continued)
Industrials - 6.60% (continued)
Professional Services - 1.27%
IHS Markit Ltd.	32,400	$2,543,724

Total Industrials		13,215,021

Information Technology - 38.22%
Electronic Equipment, Instruments & Components - 1.19%
Amphenol Corp., Class A	8,900	963,603
CDW Corp.	11,800	1,410,454

		2,374,057

IT Services - 3.06%
Fidelity National Information Services, Inc.	10,400	1,530,984
Genpact Ltd.	48,000	1,869,600
Jack Henry & Associates, Inc.	10,600	1,723,454
Okta, Inc.A	4,700	1,005,095

		6,129,133

Semiconductors & Semiconductor Equipment - 8.16%
Advanced Micro Devices, Inc.A	53,700	4,402,863
Applied Materials, Inc.	31,500	1,872,675
Lam Research Corp.	6,200	2,056,850
Micron Technology, Inc.A	56,600	2,657,936
NVIDIA Corp.	7,400	4,005,028
Teradyne, Inc.	17,000	1,350,820

		16,346,172

Software - 18.57%
Cadence Design Systems, Inc.A	35,500	3,785,365
Coupa Software, Inc.A	12,800	3,510,272
Fair Isaac Corp.A	4,700	1,999,286
Fortinet, Inc.A	16,600	1,955,646
HubSpot, Inc.A	11,000	3,214,530
Microsoft Corp.	30,100	6,330,933
Oracle Corp.	32,000	1,910,400
RingCentral, Inc., Class AA	16,400	4,503,604
ServiceNow, Inc.A	8,000	3,880,000
Workday, Inc., Class AA	15,700	3,377,541
Zendesk, Inc.A	26,600	2,737,672

		37,205,249

Technology Hardware, Storage & Peripherals - 7.24%
Apple, Inc.	78,400	9,079,504
Dell Technologies, Inc., Class CA	47,253	3,198,555
HP, Inc.	117,500	2,231,325

		14,509,384

Total Information Technology		76,563,995

Real Estate - 3.93%
Equity Real Estate Investment Trusts (REITs) - 3.93%
American Homes 4 Rent, Class A	35,500	1,011,040
Crown Castle International Corp.	19,100	3,180,150
Equinix, Inc.	1,900	1,444,247

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.12% (continued)
Real Estate - 3.93% (continued)
Equity Real Estate Investment Trusts (REITs) - 3.93% (continued)
Equity LifeStyle Properties, Inc.	36,400	$2,231,320

		7,866,757

Total Real Estate		7,866,757

Total Common Stocks (Cost $144,562,200)		196,531,728

SHORT-TERM INVESTMENTS - 1.63% (Cost $3,269,826)
Investment Companies - 1.63%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	3,269,826	3,269,826

SECURITIES LENDING COLLATERAL - 0.31% (Cost $620,019)
Investment Companies - 0.31%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	620,019	620,019

TOTAL INVESTMENTS - 100.06% (Cost $148,452,045)		200,421,573
LIABILITIES, NET OF OTHER ASSETS - (0.06%)		(122,790)

TOTAL NET ASSETS - 100.00%		$200,298,783

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Long Futures Contracts Open on September 30, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	20	December 2020	$3,277,956	$3,352,000	$74,044

			$3,277,956	$3,352,000	$74,044

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$196,531,728	$—	$—	$196,531,728
Short-Term Investments	3,269,826	—	—	3,269,826
Securities Lending Collateral	620,019	—	—	620,019

Total Investments in Securities - Assets	$200,421,573	$—	$—	$200,421,573

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

Financial Derivative Instruments - Assets

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Futures Contracts	$74,044	$—	$—	$74,044

Total Financial Derivative Instruments - Assets	$74,044	$—	$—	$74,044

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.43%
Communication Services - 6.88%
Diversified Telecommunication Services - 2.95%
AT&T, Inc.	402,400	$11,472,424
CenturyLink, Inc.	1,120,100	11,301,809
Verizon Communications, Inc.	227,500	13,533,975

		36,308,208

Entertainment - 1.16%
Activision Blizzard, Inc.	176,400	14,279,580

Media - 2.77%
Discovery, Inc., Class AA B	532,800	11,599,056
DISH Network Corp., Class AB	457,100	13,269,613
Sirius XM Holdings, Inc.A	1,710,800	9,169,888

		34,038,557

Total Communication Services		84,626,345

Consumer Discretionary - 6.10%
Automobiles - 1.08%
General Motors Co.	449,080	13,288,277

Hotels, Restaurants & Leisure - 1.62%
McDonald’s Corp.	41,100	9,021,039
Yum! Brands, Inc.	118,831	10,849,271

		19,870,310

Household Durables - 1.09%
PulteGroup, Inc.	287,900	13,326,891

Internet & Direct Marketing Retail - 1.07%
eBay, Inc.	253,400	13,202,140

Multiline Retail - 1.24%
Target Corp.	97,000	15,269,740

Total Consumer Discretionary		74,957,358

Consumer Staples - 10.90%
Beverages - 1.80%
Brown-Forman Corp., Class B	143,000	10,770,760
PepsiCo, Inc.	82,200	11,392,920

		22,163,680

Food & Staples Retailing - 3.27%
Costco Wholesale Corp.	35,900	12,744,500
Walgreens Boots Alliance, Inc.	323,300	11,612,936
Walmart, Inc.	113,000	15,809,830

		40,167,266

Food Products - 3.83%
General Mills, Inc.	199,101	12,280,550
Hormel Foods Corp.	243,500	11,904,715
JM Smucker Co.	98,066	11,328,584
Mondelez International, Inc., Class A	201,100	11,553,195

		47,067,044

Household Products - 2.00%
Clorox Co.	52,500	11,033,925

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.43% (continued)
Consumer Staples - 10.90% (continued)
Household Products - 2.00% (continued)
Procter & Gamble Co.	98,000	$13,621,020

		24,654,945

Total Consumer Staples		134,052,935

Energy - 5.15%
Oil, Gas & Consumable Fuels - 5.15%
ConocoPhillips	384,400	12,623,696
Devon Energy Corp.	638,194	6,037,315
HollyFrontier Corp.	330,100	6,506,271
Marathon Oil Corp.	1,022,400	4,181,616
Marathon Petroleum Corp.	400,900	11,762,406
ONEOK, Inc.	374,600	9,732,108
Phillips 66	240,400	12,462,336

		63,305,748

Total Energy		63,305,748

Financials - 21.53%
Banks - 7.35%
Bank of America Corp.	557,600	13,432,584
Citigroup, Inc.	300,200	12,941,622
Huntington Bancshares, Inc.	1,040,600	9,542,302
JPMorgan Chase & Co.	150,500	14,488,635
KeyCorp	747,400	8,916,482
Regions Financial Corp.	957,400	11,038,822
US Bancorp	311,800	11,178,030
Wells Fargo & Co.	376,600	8,853,866

		90,392,343

Capital Markets - 4.08%
Ameriprise Financial, Inc.	93,600	14,424,696
Bank of New York Mellon Corp.	323,500	11,108,990
Intercontinental Exchange, Inc.	104,500	10,455,225
Morgan Stanley	294,000	14,214,900

		50,203,811

Consumer Finance - 3.11%
Ally Financial, Inc.	485,100	12,161,457
Capital One Financial Corp.	156,800	11,267,648
Synchrony Financial	563,200	14,738,944

		38,168,049

Diversified Financial Services - 0.88%
Voya Financial, Inc.	225,000	10,784,250

Insurance - 6.11%
Aflac, Inc.	294,300	10,697,805
Allstate Corp.	154,045	14,501,796
American Financial Group, Inc.	108,300	7,253,934
MetLife, Inc.	356,700	13,258,539
Principal Financial Group, Inc.	264,500	10,651,415
Prudential Financial, Inc.	184,200	11,700,384
Reinsurance Group of America, Inc.	74,400	7,082,136

		75,146,009

Total Financials		264,694,462

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.43% (continued)
Health Care - 16.17%
Biotechnology - 2.33%
Amgen, Inc.	56,500	$14,360,040
Biogen, Inc.B	50,500	14,325,840

		28,685,880

Health Care Equipment & Supplies - 1.20%
Medtronic PLC	141,700	14,725,464

Health Care Providers & Services - 6.79%
AmerisourceBergen Corp.	99,600	9,653,232
Anthem, Inc.	40,000	10,743,600
DaVita, Inc.B	161,600	13,841,040
HCA Healthcare, Inc.	106,500	13,278,420
Humana, Inc.	27,300	11,299,197
Laboratory Corp. of America HoldingsB	67,600	12,727,052
McKesson Corp.	80,600	12,003,758

		83,546,299

Health Care Technology - 1.04%
Teladoc Health, Inc.A B	58,100	12,737,844

Pharmaceuticals - 4.81%
Bristol-Myers Squibb Co.	229,400	13,830,526
Johnson & Johnson	50,300	7,488,664
Merck & Co., Inc.	149,000	12,359,550
Mylan N.V.B	814,200	12,074,586
Pfizer, Inc.	364,200	13,366,140

		59,119,466

Total Health Care		198,814,953

Industrials - 9.17%
Airlines - 1.12%
Delta Air Lines, Inc.	324,200	9,914,036
United Airlines Holdings, Inc.B	111,500	3,874,625

		13,788,661

Building Products - 1.21%
Johnson Controls International PLC	364,800	14,902,080

Commercial Services & Supplies - 2.02%
Republic Services, Inc.	149,400	13,946,490
Waste Management, Inc.	95,400	10,796,418

		24,742,908

Electrical Equipment - 1.01%
AMETEK, Inc.	125,200	12,444,880

Machinery - 1.03%
Fortive Corp.	166,400	12,681,344

Professional Services - 0.88%
IHS Markit Ltd.	137,800	10,818,678

Trading Companies & Distributors - 1.90%
Fastenal Co.	253,100	11,412,279
Watsco, Inc.	51,400	11,970,546

		23,382,825

Total Industrials		112,761,376

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.43% (continued)
Information Technology - 7.53%
IT Services - 1.43%
Fidelity National Information Services, Inc.	82,800	$12,188,988
Jack Henry & Associates, Inc.	32,700	5,316,693

		17,505,681

Semiconductors & Semiconductor Equipment - 3.52%
Advanced Micro Devices, Inc.B	187,700	15,389,523
Intel Corp.	246,600	12,768,948
Micron Technology, Inc.B	276,100	12,965,656
Skyworks Solutions, Inc.	15,100	2,197,050

		43,321,177

Software - 0.51%
Oracle Corp.	105,800	6,316,260

Technology Hardware, Storage & Peripherals - 2.07%
Hewlett Packard Enterprise Co.	1,260,000	11,806,200
HP, Inc.	716,000	13,596,840

		25,403,040

Total Information Technology		92,546,158

Materials - 1.46%
Chemicals - 1.46%
CF Industries Holdings, Inc.	137,441	4,220,813
LyondellBasell Industries N.V., Class A	194,500	13,710,305

		17,931,118

Total Materials		17,931,118

Real Estate - 4.12%
Equity Real Estate Investment Trusts (REITs) - 4.12%
Alexandria Real Estate Equities, Inc.	75,700	12,112,000
American Homes 4 Rent, Class A	207,700	5,915,296
Host Hotels & Resorts, Inc.	583,900	6,300,281
Realty Income Corp.	205,400	12,478,050
Sun Communities, Inc.	98,600	13,864,146

		50,669,773

Total Real Estate		50,669,773

Utilities - 4.42%
Electric Utilities - 1.70%
NRG Energy, Inc.	351,500	10,805,110
PG&E Corp.B	1,067,000	10,019,130

		20,824,240

Independent Power & Renewable Electricity Producers - 0.95%
Vistra Energy Corp.	621,800	11,727,148

Multi-Utilities - 1.77%
Public Service Enterprise Group, Inc.	209,400	11,498,154
Sempra Energy	86,700	10,261,812

		21,759,966

Total Utilities		54,311,354

Total Common Stocks (Cost $1,194,234,472)		1,148,671,580

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 5.96% (Cost $73,202,815)
Investment Companies - 5.96%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	73,202,815	$73,202,815

SECURITIES LENDING COLLATERAL - 0.28% (Cost $3,475,931)
Investment Companies - 0.28%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	3,475,931	3,475,931

TOTAL INVESTMENTS - 99.67% (Cost $1,270,913,218)		1,225,350,326
OTHER ASSETS, NET OF LIABILITIES - 0.33%		4,104,734

TOTAL NET ASSETS - 100.00%		$1,229,455,060

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
B	Non-income producing security..
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.

Long Futures Contracts Open on September 30, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	438	December 2020	$72,732,774	$73,408,800	$676,026

			$72,732,774	$73,408,800	$676,026

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,148,671,580	$—	$—	$1,148,671.580
Short-Term Investments	73,202,815	—	—	73,202,815
Securities Lending Collateral	3,475,931	—	—	3,475,931

Total Investments in Securities - Assets	$1,225,350,326	$—	$—	$1,225,350,326

Financial Derivative Instruments - Assets
Futures Contracts	$676,026	$—	$—	$676,026

Total Financial Derivative Instruments - Assets	$676,026	$—	$—	$676,026

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.66%
Communication Services - 9.67%
Entertainment - 7.24%
Electronic Arts, Inc.A	46,204	$6,025,464
Live Nation Entertainment, Inc.A	94,721	5,103,568
Roku, Inc.A	30,063	5,675,894
Spotify Technology S.A.A	37,480	9,091,524
Take-Two Interactive Software, Inc.A	45,397	7,500,492

		33,396,942

Interactive Media & Services - 2.43%
IAC/InterActiveCorpA	36,222	4,338,671
Match Group, Inc.A	62,205	6,882,983

		11,221,654

Total Communication Services		44,618,596

Consumer Discretionary - 12.87%
Distributors - 0.66%
Pool Corp.	9,130	3,054,350

Diversified Consumer Services - 1.18%
Bright Horizons Family Solutions, Inc.A	35,631	5,417,337

Hotels, Restaurants & Leisure - 1.42%
Domino’s Pizza, Inc.	15,412	6,554,415

Household Durables - 0.49%
Garmin Ltd.	23,629	2,241,447

Internet & Direct Marketing Retail - 2.00%
MercadoLibre, Inc.A	8,532	9,235,719

Multiline Retail - 2.19%
Dollar Tree, Inc.A	45,987	4,200,453
Ollie’s Bargain Outlet Holdings, Inc.A	67,635	5,907,917

		10,108,370

Specialty Retail - 4.21%
Aaron’s, Inc.	119,831	6,788,426
Burlington Stores, Inc.A	20,198	4,162,606
Ross Stores, Inc.	46,894	4,376,148
Ulta Beauty, Inc.A	18,282	4,094,803

		19,421,983

Textiles, Apparel & Luxury Goods - 0.72%
Lululemon Athletica, Inc.A	10,047	3,309,181

Total Consumer Discretionary		59,342,802

Consumer Staples - 2.34%
Beverages - 2.34%
Brown-Forman Corp., Class B	59,482	4,480,184
Monster Beverage Corp.A	78,800	6,319,760

		10,799,944

Total Consumer Staples		10,799,944

Energy - 0.96%
Oil, Gas & Consumable Fuels - 0.96%
Cabot Oil & Gas Corp.	134,689	2,338,201
Parsley Energy, Inc., Class A	80,826	756,531

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.66% (continued)
Energy - 0.96% (continued)
Oil, Gas & Consumable Fuels - 0.96% (continued)
Pioneer Natural Resources Co.	15,398	$1,324,074

		4,418,806

Total Energy		4,418,806

Financials - 5.38%
Banks - 0.99%
SVB Financial GroupA	18,882	4,543,387

Capital Markets - 3.55%
MarketAxess Holdings, Inc.	18,688	8,999,954
Tradeweb Markets, Inc., Class A	127,345	7,386,010

		16,385,964

Consumer Finance - 0.84%
FirstCash, Inc.	67,856	3,882,041

Total Financials		24,811,392

Health Care - 21.65%
Biotechnology - 1.15%
Alexion Pharmaceuticals, Inc.A	22,309	2,552,819
Exelixis, Inc.A	112,668	2,754,732

		5,307,551

Health Care Equipment & Supplies - 11.59%
ABIOMED, Inc.A	11,672	3,233,844
Align Technology, Inc.A	10,654	3,487,693
DexCom, Inc.A	24,192	9,972,668
Hologic, Inc.A	88,251	5,866,044
IDEXX Laboratories, Inc.A	25,597	10,062,437
Insulet Corp.A	16,745	3,961,700
Intuitive Surgical, Inc.A	7,558	5,362,703
ResMed, Inc.	40,215	6,894,058
Varian Medical Systems, Inc.A	26,900	4,626,800

		53,467,947

Health Care Providers & Services - 1.03%
Acadia Healthcare Co., Inc.A	71,574	2,110,002
Henry Schein, Inc.A	44,535	2,617,767

		4,727,769

Health Care Technology - 2.90%
Cerner Corp.	60,294	4,358,653
Teladoc Health, Inc.A B	9,325	2,044,413
Veeva Systems, Inc., Class AA	24,777	6,967,045

		13,370,111

Life Sciences Tools & Services - 4.37%
Bio-Techne Corp.	16,037	3,972,846
ICON PLCA	32,290	6,170,296
Illumina, Inc.A	19,091	5,900,646
PRA Health Sciences, Inc.A	40,700	4,128,608

		20,172,396

Pharmaceuticals - 0.61%
Pacira BioSciences, Inc.A	46,864	2,817,464

Total Health Care		99,863,238

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.66% (continued)
Industrials - 12.34%
Aerospace & Defense - 1.63%
HEICO Corp., Class A	37,138	$3,292,655
L3Harris Technologies, Inc.	24,971	4,241,075

		7,533,730

Air Freight & Logistics - 0.83%
CH Robinson Worldwide, Inc.	37,345	3,816,286

Commercial Services & Supplies - 1.73%
Copart, Inc.A	75,763	7,967,237

Electrical Equipment - 1.02%
Rockwell Automation, Inc.	21,319	4,704,677

Industrial Conglomerates - 0.90%
Roper Technologies, Inc.	10,557	4,171,176

Professional Services - 4.56%
CoStar Group, Inc.A	9,141	7,756,230
IHS Markit Ltd.	58,067	4,558,840
Verisk Analytics, Inc.	46,923	8,695,301

		21,010,371

Road & Rail - 0.82%
JB Hunt Transport Services, Inc.	29,740	3,758,541

Trading Companies & Distributors - 0.85%
Fastenal Co.	87,087	3,926,753

Total Industrials		56,888,771

Information Technology - 31.45%
Communications Equipment - 0.37%
Ciena Corp.A	42,491	1,686,468

Electronic Equipment, Instruments & Components - 3.50%
Cognex Corp.	72,485	4,718,773
IPG Photonics Corp.A	25,982	4,416,161
Keysight Technologies, Inc.A	39,276	3,879,683
National Instruments Corp.	87,760	3,133,032

		16,147,649

IT Services - 6.68%
Fiserv, Inc.A	43,240	4,455,882
Global Payments, Inc.	39,097	6,942,845
Shopify, Inc., Class AA	8,173	8,360,734
Square, Inc., Class AA	26,735	4,345,774
WEX, Inc.A	26,963	3,747,048
Wix.com Ltd.A	11,601	2,956,515

		30,808,798

Semiconductors & Semiconductor Equipment - 3.47%
Microchip Technology, Inc.	62,960	6,469,770
NXP Semiconductors N.V.	31,498	3,931,265
Xilinx, Inc.	53,913	5,619,891

		16,020,926

Software - 17.43%
ANSYS, Inc.A	14,517	4,750,398
Aspen Technology, Inc.A	35,528	4,497,490
Autodesk, Inc.A	32,907	7,601,846
Cadence Design Systems, Inc.A	95,280	10,159,706

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.66% (continued)
Information Technology - 31.45% (continued)
Software - 17.43% (continued)
Coupa Software, Inc.A	6,995	$1,918,309
DocuSign, Inc.A	40,708	8,761,990
Dropbox, Inc., Class AA	142,425	2,743,105
Envestnet, Inc.A	62,642	4,833,457
Fortinet, Inc.A	31,770	3,742,824
Guidewire Software, Inc.A	12,860	1,340,912
Palo Alto Networks, Inc.A	17,866	4,372,703
Proofpoint, Inc.A	33,185	3,502,677
PTC, Inc.A	45,875	3,794,780
RingCentral, Inc., Class AA	23,660	6,497,273
Splunk, Inc.A	34,019	6,399,994
Tyler Technologies, Inc.A	13,501	4,705,909
Unity Software, Inc.A	8,549	746,157

		80,369,530

Total Information Technology		145,033,371

Total Common Stocks (Cost $315,520,988)		445,776,920

SHORT-TERM INVESTMENTS - 3.35% (Cost $15,477,337)
Investment Companies - 3.35%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	15,477,337	15,477,337

TOTAL INVESTMENTS - 100.01% (Cost $330,998,325)		461,254,257
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(62,602)

TOTAL NET ASSETS - 100.00%		$461,191,655

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC	- Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$445,776,920	$—	$—	$445,776,920
Short-Term Investments	15,477,337	—	—	15,477,337

Total Investments in Securities - Assets	$461,254,257	$—	$—	$461,254,257

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68%
Communication Services - 2.88%
Entertainment - 1.00%
Live Nation Entertainment, Inc.A	20,101	$1,083,042
Take-Two Interactive Software, Inc.A	14,585	2,409,734

		3,492,776

Interactive Media & Services - 1.27%
ANGI Homeservices, Inc., Class AA B	401,117	4,450,393

Wireless Telecommunication Services - 0.61%
Boingo Wireless, Inc.A	208,730	2,128,002

Total Communication Services		10,071,171

Consumer Discretionary - 13.52%
Auto Components - 0.82%
Fox Factory Holding Corp.A	38,523	2,863,414

Diversified Consumer Services - 3.36%
Bright Horizons Family Solutions, Inc.A	26,020	3,956,081
Chegg, Inc.A	109,012	7,787,817

		11,743,898

Hotels, Restaurants & Leisure - 2.72%
Papa John’s International, Inc.	54,784	4,507,628
Wingstop, Inc.	36,596	5,000,843

		9,508,471

Leisure Products - 0.68%
YETI Holdings, Inc.A	52,274	2,369,058

Multiline Retail - 1.48%
Ollie’s Bargain Outlet Holdings, Inc.A	59,365	5,185,533

Specialty Retail - 4.46%
Aaron’s, Inc.	120,307	6,815,391
Floor & Decor Holdings, Inc., Class AA	60,431	4,520,239
Sportsman’s Warehouse Holdings, Inc.A	299,564	4,286,761

		15,622,391

Total Consumer Discretionary		47,292,765

Consumer Staples - 2.52%
Beverages - 0.79%
MGP Ingredients, Inc.	69,486	2,761,374

Food Products - 1.73%
Calavo Growers, Inc.	65,037	4,310,002
Limoneira Co.	122,256	1,748,261

		6,058,263

Total Consumer Staples		8,819,637

Energy - 0.24%
Oil, Gas & Consumable Fuels - 0.24%
Parsley Energy, Inc., Class A	87,526	819,243

Financials - 8.97%
Capital Markets - 2.07%
MarketAxess Holdings, Inc.	8,918	4,294,820

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68% (continued)
Financials - 8.97% (continued)
Capital Markets - 2.07% (continued)
Piper Sandler Cos.	40,128	$2,929,344

		7,224,164

Consumer Finance - 5.05%
Encore Capital Group, Inc.A	144,414	5,572,936
EZCORP, Inc., Class AA B	498,056	2,505,222
FirstCash, Inc.	67,421	3,857,155
PRA Group, Inc.A	143,606	5,737,060

		17,672,373

Insurance - 1.85%
eHealth, Inc.A	11,129	879,191
Palomar Holdings, Inc.A	53,771	5,605,089

		6,484,280

Total Financials		31,380,817

Health Care - 22.36%
Biotechnology - 2.33%
Exelixis, Inc.A	96,230	2,352,824
Halozyme Therapeutics, Inc.A	53,714	1,411,604
Ligand Pharmaceuticals, Inc.A B	46,104	4,394,633

		8,159,061

Health Care Equipment & Supplies - 5.61%
Insulet Corp.A	19,684	4,657,038
Neogen Corp.A	38,668	3,025,771
NuVasive, Inc.A	46,860	2,275,990
Penumbra, Inc.A B	23,921	4,649,764
Tandem Diabetes Care, Inc.A	44,255	5,022,942

		19,631,505

Health Care Providers & Services - 2.91%
Acadia Healthcare Co., Inc.A	111,594	3,289,791
BioTelemetry, Inc.A	80,471	3,667,868
HealthEquity, Inc.A	62,385	3,204,718

		10,162,377

Health Care Technology - 3.04%
HealthStream, Inc.A	80,829	1,622,238
HMS Holdings Corp.A	121,241	2,903,722
Omnicell, Inc.A	60,650	4,528,129
Teladoc Health, Inc.A B	7,211	1,580,939

		10,635,028

Life Sciences Tools & Services - 6.84%
Bio-Techne Corp.	17,574	4,353,607
ICON PLCA	40,496	7,738,381
PRA Health Sciences, Inc.A	38,809	3,936,785
Repligen Corp.A	53,397	7,878,193

		23,906,966

Pharmaceuticals - 1.63%
Pacira BioSciences, Inc.A	73,440	4,415,213
Supernus Pharmaceuticals, Inc.A	61,518	1,282,035

		5,697,248

Total Health Care		78,192,185

Industrials - 17.43%
Aerospace & Defense - 6.43%
AeroVironment, Inc.A	70,614	4,237,546

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68% (continued)
Industrials - 17.43% (continued)
Aerospace & Defense - 6.43% (continued)
Axon Enterprise, Inc.A	63,803	$5,786,932
HEICO Corp., Class A	35,486	3,146,189
Kratos Defense & Security Solutions, Inc.A	272,149	5,247,033
Mercury Systems, Inc.A	52,622	4,076,100

		22,493,800

Air Freight & Logistics - 1.75%
Echo Global Logistics, Inc.A	105,970	2,730,847
Hub Group, Inc., Class AA	67,122	3,369,189

		6,100,036

Building Products - 2.25%
AZEK Co., Inc.A	86,409	3,007,897
Trex Co., Inc.A	67,952	4,865,363

		7,873,260

Commercial Services & Supplies - 0.45%
Montrose Environmental Group, Inc.A	66,418	1,582,077

Machinery - 4.85%
Kornit Digital Ltd.A	116,482	7,556,187
Lindsay Corp.	20,111	1,944,331
Proto Labs, Inc.A	38,565	4,994,168
RBC Bearings, Inc.A	20,373	2,469,411

		16,964,097

Trading Companies & Distributors - 1.70%
SiteOne Landscape Supply, Inc.A	48,824	5,954,087

Total Industrials		60,967,357

Information Technology - 29.85%
Electronic Equipment, Instruments & Components - 3.04%
Cognex Corp.	48,574	3,162,167
FLIR Systems, Inc.	19,168	687,173
National Instruments Corp.	69,705	2,488,469
nLight, Inc.A	183,031	4,297,568

		10,635,377

IT Services - 1.85%
MAXIMUS, Inc.	28,536	1,952,148
Repay Holdings Corp.A	83,104	1,952,944
WEX, Inc.A	18,451	2,564,135

		6,469,227

Semiconductors & Semiconductor Equipment - 4.22%
Inphi Corp.A	32,985	3,702,566
Power Integrations, Inc.	54,930	3,043,122
Semtech Corp.A	90,781	4,807,762
Silicon Laboratories, Inc.A	32,966	3,225,723

		14,779,173

Software - 20.74%
8x8, Inc.A	131,359	2,042,632
Aspen Technology, Inc.A	24,770	3,135,634
CyberArk Software Ltd.A	25,354	2,622,111
Envestnet, Inc.A	74,811	5,772,417
FireEye, Inc.A	218,334	2,695,333
Five9, Inc.A	61,453	7,969,225
Globant S.A.A	42,447	7,607,351
Guidewire Software, Inc.A	14,583	1,520,569

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68% (continued)
Information Technology - 29.85% (continued)
Software - 20.74% (continued)
Manhattan Associates, Inc.A	64,486	$6,157,768
Mimecast Ltd.A	49,926	2,342,528
Proofpoint, Inc.A	40,838	4,310,451
PROS Holdings, Inc.A	98,202	3,136,572
Q2 Holdings, Inc.A B	44,677	4,077,223
Qualys, Inc.A	34,878	3,418,393
Rapid7, Inc.A	51,086	3,128,507
SPS Commerce, Inc.A	55,478	4,320,072
Tyler Technologies, Inc.A	11,375	3,964,870
Varonis Systems, Inc.A B	37,243	4,298,587

		72,520,243

Total Information Technology		104,404,020

Materials - 0.91%
Chemicals - 0.91%
Balchem Corp.	32,631	3,185,765

Total Common Stocks (Cost $188,053,668)		345,132,960

SHORT-TERM INVESTMENTS - 1.21% (Cost $4,230,067)
Investment Companies - 1.21%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	4,230,067	4,230,067

TOTAL INVESTMENTS - 99.89% (Cost $192,283,735)		349,363,027
OTHER ASSETS, NET OF LIABILITIES - 0.11%		370,088

TOTAL NET ASSETS - 100.00%		$349,733,115

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2020, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$345,132,960	$—	$—	$345,132,960
Short-Term Investments	4,230,067	—	—	4,230,067

Total Investments in Securities – Assets	$349,363,027	$—	$—	$349,363,027

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2020, the Trust consists of twenty-seven active series, seven of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund which are registered as non-diversified. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (LIBOR) and other reference rates that are expected to be discontinued. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Fund, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the Funds. All intercompany accounts and transactions have been eliminated in consolidation for the Funds.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Funds expect to achieve a significant portion of their exposure to commodities and commodities-related investments through

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2020	% of Total Net Assets of the CFC Fund at September 30, 2020
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$313,384,849	24.1%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	150,549,560	21.7%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bridgeway Large Cap Growth	$4,177,500	$620,019	$3,661,035	$4,281,054
Bridgeway Large Cap Value	31,831,449	3,475,931	28,964,550	32,440,481
Stephens Mid-Cap Growth	1,888,314	—	1,909,933	1,909,933
Stephens Small Cap Growth	17,431,180	—	17,805,806	17,805,806

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,249,689,890	$55,066	$(4,690)	$50,376
AHL TargetRisk	639,775,725	1,895,972	(2,124)	1,893,848
Bahl & Gaynor Small Cap Growth	28,789,081	8,201,408	(1,169,815)	7,031,593
Bridgeway Large Cap Growth	148,452,045	55,051,237	(3,081,709)	51,969,528
Bridgeway Large Cap Value	1,270,913,218	107,734,659	(153,297,551)	(45,562,892)
Stephens Mid-Cap Growth	330,998,325	137,471,392	(7,215,460)	130,255,932
Stephens Small Cap Growth	192,283,735	167,029,930	(9,950,638)	157,079,292

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended December 31, 2019, Bahl & Gaynor Small Cap Growth Fund had $773,972 short-term

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2020 (Unaudited)

capital loss carryforwards and $1,223,201 long-term capital loss carryforwards.

For the period ended December 31, 2019, the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund, Bridgeway Large Cap Growth Fund, Bridgeway Large Cap Value Fund, Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-PORT Part F was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.